UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
Air Products & Chemicals, Inc.	657	48,546
Alcoa, Inc.	2,613	88,581
Allegheny Technologies, Inc.	299	31,900
Ball Corp.	310	14,214
Bemis Co.	312	10,418
Dow Chemical Co.	2,883	132,214
Du Pont EI de Nemours	2,778	137,317
Eastman Chemical Co.	245	15,516
Ecolab, Inc.	533	22,919
Freeport-McMoran Copper	1,126	74,530
Hercules, Inc.*	350	6,839
International Paper Co.	1,356	49,358
Intl. Flavors & Fragrances	235	11,097
MeadWestvaco Corp.	540	16,654
Monsanto Co.	1,634	89,805
Newmont Mining Corp. Hldg. Co.	1,355	56,896
Nucor Corp.	905	58,943
PPG Industries, Inc.	492	34,593
Pactiv Corp.*	399	13,462
Peabody Energy Corp.	796	32,031
Praxair, Inc.	961	60,505
Rohm & Haas Co.	428	22,136
Sealed Air Corp.	482	15,231
Sigma-Aldrich Corp.	394	16,359
Temple-Inland, Inc.	324	19,356
United States Steel Group	356	35,305
Vulcan Materials Co.	288	33,546
Weyerhaeuser Co.	644	48,133
		1,196,404
CONSUMER, CYCLICAL (5.5%)
Abercrombie & Fitch Co. Cl A	263	19,904
Amazon.com, Inc.*	937	37,283
AutoZone, Inc.*	157	20,118
Autonation, Inc.*	457	9,707
Bed Bath & Beyond, Inc.*	852	34,225
Best Buy Co., Inc.	1,212	59,049
Big Lots, Inc.*	324	10,135
Black & Decker Corp.	203	16,569
Brunswick Corp.	276	8,791

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Carnival Corp.	1,328	62,230
Centex Corp.	353	14,748
Circuit City Group, Inc.	420	7,783
Clear Channel Communications	1,491	52,245
Coach, Inc.*	1,113	55,706
Comcast Corp. Cl A*	9,348	242,581
D.R. Horton, Inc.	813	17,886
DIRECTV Group, Inc.*	2,320	53,522
Darden Restaurants, Inc.	435	17,918
Dillard’s, Inc. Cl A	180	5,891
Disney (Walt) Co.	6,157	211,986
Dollar General Corp.	930	19,670
Dow Jones & Co.	193	6,653
EW Scripps Co. Cl A	248	11,081
Eastman Kodak Co.	856	19,311
Family Dollar Stores, Inc.	452	13,388
Federated Dept Stores	1,573	70,864
Ford Motor Co.	5,688	44,878
Fortune Brands, Inc.	449	35,390
Gannett Co., Inc.	704	39,628
Gap, Inc.	1,578	27,157
General Motors Corp.	1,700	52,088
Genuine Parts Co.	511	25,039
Goodyear Tire & Rubber Co.*	542	16,905
Harley-Davidson, Inc.	782	45,943
Harman Intl. Inds	194	18,640
Harrah’s Entertainment, Inc.	554	46,785
Hasbro, Inc.	487	13,938
Hilton Hotels Corp.	1,169	42,037
Home Depot, Inc.	6,134	225,363
International Game Technology	1,012	40,865
Interpublic Grp. of Cos., Inc.	1,409	17,345
Johnson Controls, Inc.	583	55,163
Jones Apparel Group, Inc.	326	10,018
KB Home	234	9,985
Kohl’s Corp.*	976	74,771
Leggett & Platt	538	12,196
Lennar Corp.	412	17,391
Limited Brands, Inc.	1,028	26,790

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Liz Claiborne, Inc.	307	13,155
Lowe’s Companies, Inc.	4,577	144,130
Marriott International, Inc.	991	48,519
Mattel, Inc.	1,182	32,588
McDonald’s Corp.	3,617	162,946
McGraw-Hill Cos., Inc.	1,067	67,093
Meredith Corp.	116	6,657
NIKE, Inc. Cl B	571	60,674
New York Times Co. Cl A	431	10,133
Newell Rubbermaid, Inc.	825	25,649
News Corp, Inc.	7,052	163,042
Nordstrom, Inc.	681	36,052
Office Depot, Inc.*	831	29,201
OfficeMax, Inc.	221	11,656
Omnicom Group, Inc.	502	51,395
Penney (J.C.) Co., Inc.	668	54,883
Polo Ralph Lauren Corp.	183	16,131
Pulte Homes, Inc.	631	16,696
RadioShack Corp.	404	10,920
Sears Holding Corp.*	248	44,680
Sherwin-Williams Co.	336	22,189
Snap-On, Inc.	173	8,321
Stanley Works	241	13,342
Staples, Inc.	2,155	55,685
Starbucks Corp.*	2,255	70,717
TJX Companies, Inc.	1,363	36,746
Target Corp.	2,581	152,950
Tiffany & Co.	411	18,692
Time Warner, Inc.	11,468	226,149
Tribune Co.	534	17,147
V F Corp.	264	21,812
Wendy’s International, Inc.	263	8,232
Whirlpool Corp.	233	19,784
Windstream Corp.	1,433	21,051
Wyndham Worldwide Corp*	568	19,397
Yum! Brands, Inc.	792	45,746
eBay, Inc.*	3,415	113,207
		3,874,926

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (5.5%)
Altria Group, Inc.	6,308	553,905
Anheuser-Busch Cos., Inc.	2,292	115,654
Archer-Daniels-Midland Co.	1,957	71,822
Avon Products, Inc.	1,334	49,705
Brown-Forman Corp. Cl B	234	15,341
CVS Corp.	4,613	157,488
Campbell Soup Co.	652	25,395
Clorox Co.	450	28,661
Coca-Cola Co.	6,054	290,592
Coca-Cola Enterprises	837	16,949
Colgate-Palmolive Co.	1,539	102,790
ConAgra Foods, Inc.	1,523	37,938
Constellation Brands, Inc.Cl A	629	13,322
Costco Wholesale Corp.	1,359	73,169
Dean Foods Co.	388	18,135
Estee Lauder Co. Cl A	349	17,049
FNMA	2,909	158,773
General Mills, Inc.	1,028	59,850
Heinz (H.J.) Co.	976	45,989
Hershey Food Corp.	523	28,587
IAC Interactive Corp.*	660	24,889
Kellogg Co.	745	38,315
Kimberly Clark Corp.	1,366	93,557
Kraft Foods Inc.	574	18,173
Kroger Co.	2,128	60,116
McCormick & Co., Inc.	393	15,138
Molson Coors Brewing Co.	136	12,868
Pepsi Bottling Group, Inc.	395	12,597
PepsiCo, Inc.	4,916	312,461
Proctor & Gamble Co.	9,491	599,452
Reynolds American Inc	511	31,892
Safeway, Inc.	1,325	48,548
Sara Lee Corp.	2,205	37,309
Supervalu, Inc.	629	24,575
Sysco Corp.	1,854	62,721
Tyson Foods, Inc.	751	14,577
UST, Inc.	479	27,772
Wal-Mart Stores, Inc.	7,391	347,007
Walgreen Co.	3,006	137,945

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Whole Foods Market, Inc.	420	18,837
Wrigley (Wm.) Jr. Co.	653	33,257
		3,853,120
ENERGY (5.5%)
Anadarko Petroleum	1,392	59,828
Apache Corp.	995	70,346
Ashland, Inc.	172	11,283
BJ Services Co.	881	24,580
Baker Hughes, Inc.	961	63,551
Chesapeake Energy Corp.	1,231	38,013
ChevronTexaco Corp.	6,485	479,631
ConocoPhillips	4,942	337,786
Consol Energy, Inc.	547	21,404
Devon Energy Corp.	1,336	92,478
ENSCO International, Inc.	462	25,133
EOG Resources, Inc.	724	51,650
El Paso Corp.	2,099	30,373
Exxon Mobil Corp.	17,112	1,291,100
HESS Corp.	812	45,042
Halliburton Co.	3,012	95,601
Integrys Energy Group Inc	222	12,323
Kinder Morgan, Inc.	319	33,958
Marathon Oil Corp.	1,040	102,783
Murphy Oil Corp.	557	29,744
Nabors Industries, Ltd.*	837	24,834
National-Oilwell, Inc.*	523	40,684
Noble Corporation*	409	32,180
Occidental Petroleum	2,519	124,212
Rowan Cos., Inc.	329	10,683
Schlumberger, Ltd.	3,542	244,752
Smith International, Inc.	597	28,686
Spectra Energy Corp.	1,880	49,388
Sunoco, Inc.	357	25,147
Transocean, Inc.*	876	71,569
Valero Energy Corp.	1,816	117,114
Weatherford Int’l., Ltd.*	1,016	45,822
Williams Cos., Inc.	1,797	51,143
XTO Energy, Inc.	1,106	60,620
		3,843,441

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (11.7%)
Ace, Ltd.	982	56,033
Aflac, Inc.	1,481	69,696
Allstate Corp.	1,860	111,712
Ambac Financial Group, Inc.	316	27,299
American Express Co.	3,584	202,138
American Int’l. Group, Inc.	7,819	525,593
Ameriprise Financial, Inc.	727	41,541
Aon Corp.	897	34,050
Apartment Investment & Mgmt.Co	290	16,730
Archstone-Smith Trust	662	35,933
Avalonbay Communities	234	30,420
BB & T Corp.	1,629	66,822
Bank of America Corp.	13,451	686,270
Bank of New York Co., Inc.	2,276	92,292
Bear Stearns Cos., Inc.	359	53,976
Boston Properties	358	42,029
CB Richard Ellis Group Inc.*	561	19,175
CIT Group, Inc.	582	30,799
Capital One Financial Corp.	1,234	93,118
Charles Schwab Corp.	3,083	56,388
Chicago Mercantile Exchange	106	56,441
Chubb Corp.	1,225	63,296
Cincinnati Financial Corp.	516	21,878
Citigroup, Inc.	14,735	756,495
Comerica, Inc.	483	28,555
Commerce Bancorp (N.J.)	556	18,559
Compass Bancshares, Inc.	386	26,557
Countrywide Financial Corp.	1,778	59,812
Developers Divers Rlty.	380	23,902
E*Trade Financial Corp.*	1,284	27,246
Equity Residential	884	42,635
Federated Investors, Inc.	270	9,914
Fidelity Natl. Info. Svc., Inc	494	22,457
Fifth Third Bancorp	1,664	64,380
First Tennessee Natl. Bank	369	15,325
Franklin Resources, Inc.	497	60,053
Freddie Mac	2,083	123,918
Genworth Financial, Inc.	1,328	46,400
Goldman Sachs Group, Inc.	1,236	255,395

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Hartford Fin, Svc .Gp., Inc.	962	91,948
Host Hotels & Resorts Inc.	1,573	41,386
Hudson City Bancorp, Inc.	1,483	20,287
Huntington Bancshares, Inc.	708	15,470
J.P. Morgan Chase & Co.	10,440	505,087
Janus Capital Group	570	11,919
KeyCorp.	1,190	44,589
Kimco Realty Corp.	677	32,997
Legg Mason, Inc.	391	36,836
Lehman Brothers Hlds.	1,581	110,781
Lincoln National Corp.	832	56,401
Loews Corp.	1,363	61,921
M & T Bank Corp.	231	26,757
MBIA, Inc.	401	26,262
MGIC Investment Corp.	251	14,789
Marsh & McLennan Cos., Inc.	1,661	48,651
Marshall & Ilsley Corp.	769	35,612
Mellon Financial Corp.	1,250	53,925
Merrill Lynch & Co., Inc.	2,658	217,079
MetLife, Inc.	2,264	142,972
Moody’s Corp.	706	43,814
Morgan Stanley	3,200	252,032
National City Corp.	1,781	66,342
Northern Trust Corp.	558	33,558
PNC Financial Services Group	1,040	74,849
Plum Creek Timber Co.	534	21,050
Principal Financial Group Inc.	803	48,076
Progressive Corp. of Ohio	2,238	48,833
Prologis Trust	770	49,996
Prudential Financial, Inc.	1,410	127,267
Public Storage, Inc.	361	34,176
Realogy Corp.*	654	19,365
Regions Financial Corp.	2,199	77,779
SLM Corporation	1,234	50,471
Safeco Corp.	319	21,191
Simon Property Group	659	73,314
Sovereign Bancorp, Inc.	1,085	27,602
State Street Corp.	1,003	64,944
Suntrust Banks, Inc.	1,061	88,105

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Synovus Financial Corp.	982	31,758
T. Rowe Price Group, Inc.	797	37,610
Torchmark Corp.	295	19,349
Travelers Cos inc	2,031	105,145
UNUM Provident Corp.	1,021	23,514
US Bancorp	5,324	186,180
Vornado Realty Trust	384	45,827
Wachovia Corp.	5,728	315,326
Washington Mutual, Inc.	2,672	107,895
Wells Fargo & Company	10,155	349,637
Western Union Co.	2,320	50,924
XL Capital Limited	537	37,569
Zions Bancorporation	331	27,976
		8,172,375
HEALTHCARE (6.5%)
Abbott Laboratories	4,638	258,800
Aetna, Inc.	1,552	67,962
Allergan, Inc.	462	51,199
Amerisource Bergen Corp.	575	30,331
Amgen, Inc.*	3,509	196,083
Applera Corp.-Applied Biosys	543	16,057
Bard (C.R.), Inc.	308	24,489
Barr Pharmaceuticals, Inc.*	317	14,693
Bausch & Lomb, Inc.	160	8,186
Baxter International, Inc.	1,946	102,496
Becton Dickinson & Co.	729	56,053
Biogen Idec, Inc.*	1,026	45,534
Biomet, Inc.	730	31,018
Boston Scientific Corp.*	3,559	51,748
Bristol-Myers Squibb Co.	6,070	168,503
CIGNA Corp.	293	41,799
Cardinal Health, Inc.	1,209	88,197
Celgene Corp.*	1,135	59,542
Coventry Health Care*	474	26,568
Express Scripts, Inc.*	410	33,095
Forest Laboratories, Inc.*	948	48,765
Genzyme Corp. (Genl. Div)*	792	47,536
Gilead Sciences, Inc.*	1,397	106,871
Hospira, Inc.*	468	19,141

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Humana, Inc.*	492	28,546
IMS Health, Inc.	587	17,410
Johnson & Johnson	8,699	524,202
King Pharmaceuticals, Inc.*	724	14,241
Laboratory Corp. of America*	373	27,091
Lilly (Eli) & Co.	2,965	159,250
Manor Care, Inc.	219	11,905
McKesson Corp.	893	52,276
Medco Health Solutions*	866	62,811
Medimmune, Inc.*	713	25,946
Medtronic, Inc.	3,461	169,797
Merck & Co., Inc.	6,512	287,635
Millipore Corp.*	158	11,450
Mylan Laboratories, Inc.	736	15,559
Patterson Cos., Inc.*	414	14,693
PerkinElmer, Inc.	374	9,058
Pfizer, Inc.	21,301	538,063
Quest Diagnostics, Inc.	482	24,037
Schering-Plough Corp.	4,472	114,081
St. Jude Medical, Inc.*	1,035	38,926
Stryker Corp.	896	59,423
Tenet Healthcare Corp.*	1,417	9,111
Thermo Fisher Scientific Inc*	1,262	58,999
UnitedHealth Group, Inc.	4,071	215,641
Varian Medical Systems, Inc.*	388	18,504
Waters Corp.*	305	17,690
Watson Pharmaceuticals, Inc.*	304	8,035
WellPoint, Inc.*	1,848	149,873
Wyeth	4,046	202,421
Zimmer Holdings, Inc.*	713	60,897
		4,542,237
INDUSTRIAL (6.8%)
3M Company	2,206	168,605
Allied Waste Industries*	766	9,644
American Standard Cos.	520	27,570
Apollo Group, Inc. Cl A*	417	18,306
Avery Dennison Corp.	281	18,057
Block (H. & R.), Inc.	969	20,388
Boeing Co.	2,371	210,806

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Burlington North Santa Fe	1,080	86,864
C.H. Robinson Worldwide, Inc.	512	24,448
CBS Corp. Cl B	2,218	67,849
CSX Corp.	1,313	52,586
Caterpillar, Inc.	1,941	130,105
Cintas Corp.	407	14,693
Cooper Industries, Ltd.*	546	24,565
Cummins, Inc.	156	22,576
Danaher Corp.	706	50,444
Deere & Co.	689	74,853
Donnelley R.R. & Sons	656	24,003
Dover Corp.	606	29,579
Eaton Corp.	447	37,351
Emerson Electric Co.	2,403	103,545
Equifax, Inc.	377	13,742
FedEx Corp.	923	99,158
Fluor Corp.	261	23,417
General Dynamics Corp.	1,219	93,132
General Electric Co.	30,907	1,092,872
Goodrich Corporation	372	19,151
Google, Inc.*	654	299,637
Grainger (W.W.), Inc.	224	17,302
Honeywell International, Inc.	2,404	110,728
ITT Industries, Inc.	550	33,176
Illinois Tool Works, Inc.	1,243	64,139
Ingersoll Rand Co.*	918	39,814
L-3 Communications Hldgs., Inc.	367	32,101
Lockheed Martin Corp.	1,061	102,938
Masco Corp.	1,177	32,250
Monster Worldwide, Inc.*	382	18,095
Norfolk Southern	1,189	60,163
Northrop Grumman Corp.	1,053	78,154
PACCAR, Inc.	743	54,536
Pall Corp.	372	14,136
Parker Hannifin Corp.	348	30,036
Pitney Bowes, Inc.	660	29,957
Raytheon Co.	1,338	70,191
Robert Half Intl., Inc.	510	18,875
Rockwell Automation, Inc.	498	29,815

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Rockwell Collins	511	34,201
Ryder System, Inc.	184	9,079
Southwest Airlines Co.	2,372	34,868
Starwood Hotels & Resort World	649	42,088
Terex Corp*	304	21,815
Textron, Inc.	376	33,765
Tyco International, Ltd.	5,943	187,502
Union Pacific Corp.	814	82,662
United Parcel Service Cl B	3,205	224,671
United Technologies Corp.	2,993	194,545
Verisign, Inc.*	730	18,338
Viacom Inc. - Class B.*	2,080	85,509
Waste MGT Inc.	1,602	55,125
		4,718,520
TECHNOLOGY (7.5%)
ADC Telecommunications, Inc.*	349	5,842
Adobe Systems, Inc.*	1,769	73,767
Advanced Micro Devices, Inc.*	1,668	21,784
Affiliated Computer Svcs.*	293	17,252
Agilent Technologies, Inc.*	1,218	41,034
Altera Corp.	1,072	21,429
Analog Devices, Inc.	1,003	34,593
Apple Computer, Inc.*	2,590	240,637
Applied Materials, Inc.	4,198	76,907
Autodesk, Inc.*	691	25,982
Automatic Data Processing	1,658	80,247
Avaya, Inc.*	1,363	16,097
BMC Software, Inc.*	611	18,813
Broadcom Corp. Cl A*	1,417	45,443
CA Inc.	1,236	32,025
Ciena Corp.*	251	7,015
Cisco Systems, Inc.*	18,154	463,472
Citrix Systems, Inc.*	548	17,552
Cognizant Tech Solutions*	422	37,250
Computer Sciences Corp.*	512	26,691
Compuware Corp.*	979	9,291
Convergys Corp.*	414	10,520
Corning, Inc.*	4,718	107,287
Dell, Inc.*	6,828	158,478

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
EMC Corp.*	6,336	87,754
Electronic Arts, Inc.*	932	46,936
Electronic Data Systems Corp.	1,544	42,738
Embarq Corp.	444	25,019
First Data Corp.	2,263	60,875
Fiserv, Inc.*	520	27,591
Hewlett-Packard Co.	8,044	322,886
IBM Corp.	4,525	426,527
Intel Corp.	17,333	331,580
Intuit, Inc.*	1,030	28,181
JDS Uniphase Corp.*	630	9,595
Jabil Circuit, Inc.	550	11,776
Juniper Networks Inc.*	1,711	33,672
KLA Tencor Corp.	593	31,619
LSI Logic Corp.*	2,224	23,219
Lexmark Int’l, Inc.*	289	16,895
Linear Technology Corp.	898	28,368
Maxim Integrated Products, Inc	956	28,106
Micron Technology, Inc.*	2,260	27,301
Microsoft Corp.	25,900	721,820
Molex, Inc. Cl A	422	11,900
Motorola, Inc.	7,185	126,959
NCR Corp.*	538	25,700
NVIDIA Corporation*	1,069	30,766
National Semiconductor Corp.	852	20,567
Network Appliance, Inc.*	1,111	40,574
Novell, Inc.*	1,010	7,292
Novellus Systems, Inc.*	378	12,104
Oracle Corp.*	11,993	217,433
PMC Sierra, Inc.*	638	4,472
Paychex, Inc.	1,019	38,590
QLogic Corp.*	475	8,075
Qualcomm, Inc.	4,979	212,404
Sabre Group Holdings, Inc.	393	12,871
Sandisk Corp.*	674	29,521
Sanmina Corp.*	1,588	5,749
Solectron Corp.*	2,717	8,559
Sun Microsystems, Inc.*	10,822	65,040
Symantec Corp.*	2,779	48,077

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Tektronix, Inc.	249	7,012
Tellabs, Inc.*	1,314	13,009
Teradyne, Inc.*	570	9,428
Texas Instruments, Inc.	4,338	130,574
Unisys Corp.*	1,038	8,750
Xerox Corp.*	2,852	48,170
Xilinx, Inc.	997	25,653
Yahoo!, Inc.*	3,667	114,740
		5,205,855
TELECOMMUNICATIONS (2.0%)
AT&T	18,768	740,022
Alltel Corp.	1,083	67,146
CenturyTel, Inc.	335	15,139
Citizens Communications Co.	1,018	15,219
Qwest Communications Intl.*	4,714	42,379
Sprint Nextel Corp.	8,724	165,407
Verizon Communications	8,745	331,610
		1,376,922
UTILITIES (2.0%)
AES Corp.*	1,996	42,954
Allegheny Energy, Inc.*	490	24,079
Ameren Corp.	614	30,884
American Electric Power, Inc.	1,192	58,110
CMS Energy Corp.	671	11,944
Centerpoint Energy, Inc.	962	17,258
Consolidated Edison, Inc.	769	39,265
Constellation Energy Group	535	46,518
DTE Energy Co.	530	25,387
Dominion Resources, Inc.	1,052	93,386
Duke Energy Corp	3,778	76,656
Dynergy, Inc.*	1,129	10,455
Edison International	971	47,705
Entergy Corp.	596	62,532
Exelon Corp.	2,014	138,382
FPL Group, Inc.	1,219	74,566
FirstEnergy Corp.	956	63,325
Keyspan Corporation	522	21,480
NiSource, Inc.	823	20,114
Nicor, Inc.	132	6,391

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
PG & E Corp.	1,054	50,877
PPL Corporation	1,157	47,321
Pinnacle West Capital Corp.	296	14,282
Progress Energy, Inc.	773	38,990
Public Svc. Enterprise Group	760	63,110
Questar Corp.	253	22,570
Sempra Energy	790	48,198
Southern Co.	2,250	82,463
TXU Corp.	1,375	88,138
Teco Energy, Inc.	623	10,722
Xcel Energy, Inc.	1,226	30,270
		1,408,332

TOTAL INDEXED ASSETS (Cost: $32,965,172) 54.7%		38,192,132

*Ratings as per Standard & Poor’s Corporation.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	4.95	05/31/07	200,000	198,302
U.S. Treasury Bill (a)	4.92	04/05/07	100,000	99,932
				298,234
U.S. GOVERNMENT AGENCIES (5.3%)
Federal Farm Credit Corp.	5.00	04/02/07	3,670,000	3,668,980

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,967,228) 5.7%				3,967,214

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
11 S&P 500 Stock Index Futures Contracts	June 2007	$3,935,800	$81,125

Face value of futures purchased and oustanding as a percentage of total investments in securities:  5.6%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.0%)
Schnitzer Steel Inds Inc -A	713	28,641
Cytec Industries, Inc.	1,255	70,581
Dow Chemical Co.	2,766	126,849
Freeport-McMoran Copper	1,888	124,967
Georgia Gulf Corp.	1,225	19,857
Longview Fibre Co.	3,116	76,747
Lubrizol Corp.	1,771	91,260
Monsanto Co.	1,880	103,325
TETRA Technologies*	1,869	35,623
WCI Communications*	2,020	43,107
		720,957
CONSUMER, CYCLICAL (4.4%)
AAR Corp*	2,422	66,750
Aaron Rents, Inc	1,371	36,249
Audiovox Corp. Cl A*	7,954	117,162
Belo Corporation	3,641	67,977
Best Buy Co., Inc.	1,346	65,577
Big Lots, Inc.*	1,329	41,571
CSK Auto Corp*	2,420	41,624
Carnival Corp.	1,009	47,282
Charming Shoppes, Inc.*	2,945	38,138
Circuit City Group, Inc.	3,675	68,098
Comcast Corp. Cl A*	3,519	91,318
Crown Holdings, Inc.*	6,658	162,855
Crown Media Holdings Cl A*	968	5,159
D.R. Horton, Inc.	1,684	37,048
Gymboree Corp.*	1,276	51,129
Harman Intl. Inds	479	46,022
Hartmarx Corp.*	3,735	27,639
Hibbett Sporting Goods, Inc.*	1,805	51,605
Home Depot, Inc.	1,223	44,933
Hudson Highland Group*	2,044	31,866
ICT Group, Inc.*	3,342	58,485
International Game Technology	2,391	96,549
Johnson Controls, Inc.	1,203	113,828
Kohl’s Corp.*	398	30,491
Landry’s Restaurant, Inc.	2,090	61,864
Lithia Motors, Inc. Cl A	471	12,910
Marvel Entertainment Inc*	1,022	28,361

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER CYCLICAL (Cont’d.)
McDonald’s Corp.	1,849	83,297
Modine Manufacturing Co.	3,594	82,303
Omnicom Group, Inc.	879	89,992
P.F. Changs China Bistro, Inc.	1,167	48,874
Payless Shoesource, Inc.*	3,616	120,051
Phillips Van Heusen Corp.	892	52,450
Pinnacle Entertainment, Inc.*	2,083	60,553
RC2 Corp.*	742	29,969
Rare Hospitality Int’l., Inc.*	1,022	30,752
Rent-A-Center, Inc.*	1,482	41,466
Staples, Inc.	3,005	77,649
Starbucks Corp.*	2,458	77,083
Sunopta*	3,734	44,435
Sunterra Corporation*	5,298	83,179
Target Corp.	992	58,786
The Topps Company, Inc.	2,375	23,085
Time Warner, Inc.	4,998	98,561
Tupperware Corp.	3,373	84,089
Tween Brands, Inc.*	729	26,040
Under Armour Inc - CL A*	500	25,650
V F Corp.	1,659	137,067
Wild Oaks Markets, Inc.*	2,838	51,652
Wolverine World Wide, Inc.	4,093	116,937
		3,086,410
CONSUMER, NON-CYCLICAL (3.1%)
Alkermes, Inc.*	1,719	26,541
Boston Beer Co., Inc. Cl A*	676	22,545
CVS Corp.	8,915	304,358
Chattem, Inc.*	1,051	61,946
Colgate-Palmolive Co.	1,751	116,949
Comsys ITPartners, Inc.*	876	17,432
Conmed Corp.*	904	26,424
Dynamex, Inc.*	1,022	26,000
Flowers Foods, Inc.	759	22,899
Forrester Research Inc*	1,828	51,842
General Mills, Inc.	1,170	68,117
Great Atlantic & Pac. Tea, Inc.	680	22,562
Hershey Food Corp.	1,636	89,424
Hologic, Inc.*	1,691	97,469

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Longs Drug Stores Corp.	1,731	89,389
Medicines Company*	504	12,640
Mentor Corp.	1,275	58,650
Mueller Industries, Inc.	2,668	80,307
PepsiCo, Inc.	2,836	180,256
Proctor & Gamble Co.	5,687	359,191
Safeway, Inc.	3,370	123,477
Sovran Self-Storage, Inc.	464	25,710
Vector Group, Ltd.	4,571	85,523
Wal-Mart Stores, Inc.	2,193	102,961
Watson Wyatt Worldwide Inc.	1,196	58,185
		2,130,797
ENERGY (2.8%)
Aegean Marine Pretroleum*	1,750	29,470
CNX Gas Corp.*	2,642	74,848
Devon Energy Corp.	549	38,002
Ellora Energy, Inc.*	3,000	36,000
Exxon Mobil Corp.	8,116	612,352
Halliburton Co.	6,072	192,725
Helix Energy Solutions Group*	1,921	71,634
Northwest Natural Gas	728	33,248
Range Resources Corp.	7,370	246,158
Schlumberger, Ltd.	2,271	156,926
Superior Well Services Inc*	1,203	27,489
Transocean, Inc.*	1,898	155,067
Unisource Energy Corp.	2,226	83,586
Valero Energy Corp.	2,676	172,575
		1,930,080
FINANCIAL (8.4%)
Acadia Realty Trust	1,444	37,645
Allstate Corp.	1,636	98,258
American Home Mortgage Inv.	595	16,059
American Int’l. Group, Inc.	2,873	193,123
AmericanWest Bancorp	1,357	29,230
Argonaut Group, Inc.*	1,171	37,894
Assured Guaranty Co.*	3,697	101,002
Asta Funding Inc.	1,380	59,588
Bank Mutual Corp.	5,616	63,854
Bank of America Corp.	6,800	346,936

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Banner Corporation	1,075	44,666
Bear Stearns Cos., Inc.	802	120,581
Brookline Bankcorp	6,360	80,581
Capital Lease Funding, Inc.	1,450	15,530
Capital One Financial Corp.	1,718	129,640
Choice Hotels Intl., Inc.	1,045	37,024
Citigroup, Inc.	5,682	291,714
Columbia Banking System	1,368	46,143
Equity Inns, Inc.	4,558	74,660
Euronet Worldwide*	2,482	66,667
FBR Capital Markets Corp.*	4,000	60,000
First Financial Holdings, Inc.	728	25,189
First Niagara Financial Grp.	4,567	63,527
First State Bank Corporation	3,024	68,191
FirstFed Financial Corp.*	1,120	63,650
Getty Realty Corp.	935	26,872
Glacier Bancorp, Inc.	3,572	85,871
Goldman Sachs Group, Inc.	727	150,220
Hartford Fin, Svc .Gp., Inc.	1,185	113,262
Highwoods Properties, Inc.	1,454	57,418
ISHARES Russel Midcap	1,561	125,754
ISHARES Russel Midcap	940	74,711
IShares Russell Micropac	1,676	98,566
Iberia Bank Corp.	508	28,275
Intl. Securities Exchange Inc.	989	48,263
J.P. Morgan Chase & Co.	4,370	211,421
JER Investors Trust, Inc.	2,213	42,091
Jackson Hewitt Tax Service	1,491	47,980
KNBT Bancorp, Inc.	4,031	59,417
Knight Capital Group, Inc.*	1,632	25,851
La Salle Hotel Properties	1,528	70,838
LandAmerica Financial Group	1,267	93,644
Lazard, Ltd. Cl A*	1,647	82,646
Legg Mason, Inc.	557	52,475
MAF Bancorp	1,847	76,355
Medical Properties Trust Inc	2,753	40,442
Merrill Lynch & Co., Inc.	2,244	183,267
Meruelo Maddux Prop., Inc.*	2,944	25,760
MetLife, Inc.	2,483	156,801

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Mid-America Apt. Communities	920	51,759
Morgan Stanley	1,302	102,546
National Financial Partners	2,472	115,962
NewAlliance Bankshare	7,409	120,100
PHH Corp.*	3,358	102,620
Pennsylvania REIT	893	39,587
Phoenix Companies, Inc.	2,260	31,369
Prologis Trust	1,255	81,487
Provident Financial Services	2,676	46,696
Rait Finiancial Trust	1,318	36,825
Safeco Corp.	1,672	111,071
Salary.com., Inc.*	935	10,407
Santander Bancorp	458	8,065
Sterling Financial Corp.	1,627	50,746
Sws Group, Inc.	2,975	73,810
Taylor Capital Gowth, Inc.	1,015	35,525
Tower Group, Inc.	1,909	61,508
Vintage Wine Trust, Inc.	7,340	49,545
Wachovia Corp.	3,751	206,493
Wells Fargo & Company	8,740	300,918
Westamerica Bancorp	975	46,966
		5,833,557
HEALTHCARE (3.6%)
ALNYLAM Pharmaceuticals, Inc.*	694	12,492
Abbott Laboratories	3,447	192,343
Aetna, Inc.	2,115	92,616
Allscripts Healthcare Solution	2,102	56,355
Amerisource Bergen Corp.	1,430	75,433
Amgen, Inc.*	1,271	71,023
Arthrocare Corp.*	902	32,508
DJ Orthopedics, Inc.*	1,687	63,937
Digene Corp.*	1,054	44,700
Discovery Laboratories Inc*	17,244	40,868
Enzon, Inc.*	8,262	67,335
Genesis HealthCare Corp.*	713	44,997
Genzyme Corp. (Genl. Div)*	1,008	60,500
Gilead Sciences, Inc.*	1,724	131,886
Human Genome Sciences, Inc.*	3,757	39,899
Humana, Inc.*	633	36,727

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Inverness Medical Innovations*	2,571	112,430
Johnson & Johnson	4,954	298,528
Keryx Biopharmaceuticals, Inc.	1,474	15,506
Kyphon, Inc.*	975	44,012
McKesson Corp.	1,310	76,687
Medtronic, Inc.	2,697	132,315
Myriad Genetics Inc.*	728	25,087
OSI Pharmaceuticals, Inc.*	131	8
PSS World Medical Inc.*	2,094	44,267
Pfizer, Inc.	7,956	200,969
Psychiatric Solutions*	1,851	74,614
Quest Diagnostics, Inc.	948	47,277
Rigel Pharmaceuticals, Inc.*	1,314	14,270
Sciele Pharma, Inc.*	812	19,228
Seattle Genetics, Inc.*	2,045	16,749
St. Jude Medical, Inc.*	1,120	42,123
Theravance, Inc.*	1,298	38,291
Valeant Pharmaceuticals	2,398	41,461
Viasys Healthcare, Inc.*	1,703	57,885
Wyeth	2,867	143,436
		2,508,762
INDUSTRIAL (6.4%)
3M Company	1,500	114,645
Actuant Corp. Cl A	780	39,632
Affymetrix, Inc.*	1,869	56,201
Agnico-Eagle Mines, Ltd.	3,573	126,556
Alaska Air Group, Inc.*	2,679	102,070
Allis-Chalmers Corp*	9,312	146,664
Apogee Enterprises, Inc.	2,321	46,513
Aspect Medical Systems, Inc.*	1,792	27,937
Baldor Electric Company	3,074	116,013
Benchmark Electronics*	2,198	45,411
Bronco Drilling Co., Inc.*	1,924	31,881
Bucyrus International , Inc.	616	31,724
Chaparral Steel Co.	1,584	92,141
Curtis Wright Corp. Cl B	1,044	40,236
DIODES, Inc.*	1,129	39,346
Eclipsys Corp.*	1,634	31,487
FLIR Systems Inc.*	2,658	94,811

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
FLOTEK Industries, Inc.*	437	12,455
Felcor Lodging Trust, Inc.	1,293	33,579
Frozen Foods Express Ind.	2,465	20,509
General Cable Corp.*	3,702	197,798
General Electric Co.	13,901	491,539
Genesee & Wyoming, Inc. Cl A*	2,668	70,995
Genlyte Group, Inc.*	384	27,091
Google, Inc.*	209	95,755
Granite Construction	2,131	117,759
HUB Group, Inc. Cl A*	1,785	51,747
Harmonic, Inc.*	5,286	51,909
Healthcare Services Group	1,442	41,313
Heelys, Inc.*	1,100	32,274
Heidrick & Struggles Intl Inc*	1,167	56,541
ICO, Inc.*	4,812	29,546
ITT Industries, Inc.	2,195	132,402
Illinois Tool Works, Inc.	1,409	72,704
Integra Lifesciences Corp.*	375	17,093
Interline Brands, Inc.*	1,343	29,439
JetBlue Airways Corp*	4,400	50,644
Komag, Inc.*	816	26,708
Ladish Co Inc*	1,284	48,330
Landauer, Inc.	475	23,978
Levitt Corporation	2,931	27,288
Littelfuse, Inc.*	2,776	112,706
Live Nation Inc*	3,958	87,313
Lockheed Martin Corp.	1,592	154,456
Miller (Herman), Inc.	1,328	44,475
Northrop Grumman Corp.	1,737	128,920
RTI International Metals Inc*	951	86,551
Semitool, Inc.*	2,093	27,209
Shuffle Master Inc.*	1,775	32,394
Siligan Holdings, Inc.	2,143	109,529
Southwest Airlines Co.	5,415	79,601
Starwood Hotels & Resort World	1,404	91,049
Texas Industries, Inc.	1,030	77,796
Trico Marine Services, Inc.*	1,331	49,593
Tyco International, Ltd.	3,213	101,370
United Parcel Service Cl B	1,616	113,282

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
United Technologies Corp.	1,763	114,595
Waste Connections Inc.*	1,528	45,748
Wright Express Corp*	1,497	45,404
ZUMIEZ, Inc.*	950	38,114
		4,482,769
TECHNOLOGY (5.9%)
Activision, Inc.*	4,210	79,737
Altiris, Inc.*	1,266	41,664
Anixter International, Inc.*	1,004	66,204
Ansys, Inc.*	685	34,777
Apple Computer, Inc.*	925	85,942
Arris Group, Inc.*	3,486	49,083
Aspen Technology, Inc.*	3,269	42,497
Automatic Data Processing	1,579	76,424
Broadcom Corp. Cl A*	3,355	107,595
Cirrus Logic, Inc.*	3,329	25,500
Cisco Systems, Inc.*	10,336	263,878
CommScope, Inc.*	4,578	196,396
Corning, Inc.*	7,402	168,321
Dell, Inc.*	2,830	65,684
Dot Hill Systems*	4,620	16,863
EFJ, Inc.*	5,251	28,040
EMC Corp.*	2,950	40,858
Electronics For Imaging, Inc.*	1,781	41,764
Equinix Inc*	349	29,885
Exelixis, Inc*	1,613	16,033
Fairchild Semiconductor Intl.*	540	9,029
FormFactor, Inc.*	1,167	52,223
Global Imaging Systems., Inc.*	2,993	58,364
Hewlett-Packard Co.	3,777	151,609
Hyperion Solutions, Corp.*	1,147	59,449
IBM Corp.	1,735	163,541
Imation Corp.	1,028	41,511
Informatica Corp.*	7,180	96,427
Intel Corp.	10,598	202,740
Kronos, Inc.*	600	32,100
Lecroy Corp.*	1,108	9,252
Marlin Business Services*	1,741	38,093
Medics Pharmaceutical Corp.	4,251	131,016

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Micrel, Inc.*	3,726	41,061
Microsemi Corp.*	2,484	51,692
Microsoft Corp.	9,369	261,114
Netlogic Microsystems, Inc.*	2,102	55,955
Neustar, Inc. Cl A*	949	26,990
Oracle Corp.*	8,858	160,596
Parametric Technology Corp.*	2,229	42,552
Perot Systems Corp. Cl A*	2,068	36,955
Qualcomm, Inc.	3,137	133,824
Right Now Technologies*	1,175	19,247
Rogers Corp.*	1,746	77,435
SPSS, Inc.*	1,387	50,071
Semtech Corp.*	1,201	16,189
Symantec Corp.*	3,218	55,671
Syniverse Holdings, Inc.*	3,615	38,102
Tech Data Corp.*	1,948	69,758
Technitrol, Inc.	2,979	78,020
Tibco Software, Inc.*	3,621	30,851
Varian Semiconductor Equip.*	1,845	98,486
Viasat, Inc.*	2,877	94,855
Wabtech	2,091	72,118
Website Pros, Inc.*	1,738	15,658
aQuantive, Inc.*	2,724	76,026
		4,125,725
TELECOMMUNICATIONS (0.8%)
AT&T	4,894	192,970
CT Communications, Inc.	1,536	37,018
Cincinnati Bell, Inc.*	6,343	29,812
Iowa Telecomunications Service	3,064	61,280
Sprint Nextel Corp.	3,488	66,132
Verizon Communications	4,484	170,033
		557,245
UTILITIES (1.4%)
Avista Corp.	1,972	47,782
Black Hills Corp.	892	32,799
Constellation Energy Group	982	85,385
Dominion Resources, Inc.	1,624	144,162
Exelon Corp.	3,045	209,222
FirstEnergy Corp.	1,208	80,018

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
Northwestern Corp.	875	31,001
PNM Resources, Inc.	3,573	115,408
Sempra Energy	1,743	106,340
Sierra Pacific Resources*	4,074	70,806
Westar Energy, Inc.	2,617	72,020
		994,943

TOTAL ACTIVE ASSETS (Cost: $23,314,501) 37.8%		26,371,245

* Non-income producing security.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
PRREFERRED STOCK:
FINANCIAL (0.00%)
Quanta Capital Holdings	1,660	31,955

TOTAL PREFERRED STOCKS (Cost: $41,500) 0.0%		31,955

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25	07/15/10	60,000	60,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $101,500) 0.1% (1)				60,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.5%)
Federal Farm Credit Corp.	5.00	04/02/07	1,018,000	1,017,717

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,017,717) 1.5%				1,017,717

TEMPORARY CASH INVESTMENTS**(Cost: $12,300) 0.0% (1)				12,300

TOTAL INVESTMENTS (Cost: $61,378,418) 99.8%				69,652,563

OTHER NET ASSETS 0.2%				$154,492

NET ASSETS 100.0%				$69,807,055

(1) Less than 0.05%.

**

The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2007 was 4.97%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the All America Fund were as follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Unrealized Appreciation	$13,338,366
Unrealized Depreciation	(5,259,490)
Net	$8,078,876
Cost of Investments	$61,573,687

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.0%)
Air Products & Chemicals, Inc.	1,300	96,057
Alcoa, Inc.	5,222	177,026
Allegheny Technologies, Inc.	612	65,294
Ball Corp.	623	28,565
Bemis Co.	627	20,936
Dow Chemical Co.	5,760	264,154
Du Pont EI de Nemours	5,550	274,337
Eastman Chemical Co.	502	31,792
Ecolab, Inc.	1,066	45,838
Freeport-McMoran Copper	2,253	149,126
Hercules, Inc.*	699	13,658
International Paper Co.	2,721	99,044
Intl. Flavors & Fragrances	469	22,146
MeadWestvaco Corp.	1,096	33,801
Monsanto Co.	3,264	179,389
Newmont Mining Corp. Hldg. Co.	2,708	113,709
Nucor Corp.	1,806	117,625
PPG Industries, Inc.	988	69,466
Pactiv Corp.*	795	26,823
Peabody Energy Corp.	1,590	63,982
Praxair, Inc.	1,931	121,576
Rohm & Haas Co.	849	43,910
Sealed Air Corp.	964	30,462
Sigma-Aldrich Corp.	793	32,925
Temple-Inland, Inc.	631	37,696
United States Steel Group	708	70,212
Vulcan Materials Co.	571	66,510
Weyerhaeuser Co.	1,268	94,770
		2,390,829
CONSUMER, CYCLICAL (9.7%)
Abercrombie & Fitch Co. Cl A	526	39,808
Amazon.com, Inc.*	1,868	74,328
AutoZone, Inc.*	306	39,211
Autonation, Inc.*	904	19,201
Bed Bath & Beyond, Inc.*	1,702	68,369
Best Buy Co., Inc.	2,431	118,438
Big Lots, Inc.*	654	20,457
Black & Decker Corp.	394	32,158
Brunswick Corp.	549	17,486
Carnival Corp.	2,661	124,694
Centex Corp.	709	29,622

1

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Circuit City Group, Inc.	848	15,713
Clear Channel Communications	2,980	104,419
Coach, Inc.*	2,223	111,261
Comcast Corp. Cl A*	18,669	484,461
D.R. Horton, Inc.	1,640	36,080
DIRECTV Group, Inc.*	4,652	107,322
Darden Restaurants, Inc.	878	36,165
Dillard’s, Inc. Cl A	364	11,914
Disney (Walt) Co.	12,302	423,558
Dollar General Corp.	1,866	39,466
Dow Jones & Co.	389	13,409
EW Scripps Co. Cl A	498	22,251
Eastman Kodak Co.	1,718	38,758
Family Dollar Stores, Inc.	906	26,836
Federated Dept Stores	3,154	142,088
Ford Motor Co.	11,366	89,678
Fortune Brands, Inc.	916	72,199
Gannett Co., Inc.	1,401	78,862
Gap, Inc.	3,164	54,452
General Motors Corp.	3,397	104,084
Genuine Parts Co.	1,019	49,931
Goodyear Tire & Rubber Co.*	1,083	33,779
Harley-Davidson, Inc.	1,549	91,004
Harman Intl. Inds	390	37,471
Harrah’s Entertainment, Inc.	1,112	93,908
Hasbro, Inc.	966	27,647
Hilton Hotels Corp.	2,336	84,003
Home Depot, Inc.	12,257	450,322
International Game Technology	2,029	81,931
Interpublic Grp. of Cos., Inc.	2,815	34,653
Johnson Controls, Inc.	1,180	111,652
Jones Apparel Group, Inc.	655	20,128
KB Home	469	20,012
Kohl’s Corp.*	1,955	149,773
Leggett & Platt	1,070	24,257
Lennar Corp.	824	34,781
Limited Brands, Inc.	2,045	53,293
Liz Claiborne, Inc.	612	26,224
Lowe’s Companies, Inc.	9,145	287,976
Marriott International, Inc.	1,980	96,941
Mattel, Inc.	2,361	65,093

2

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
McDonald’s Corp.	7,228	325,621
McGraw-Hill Cos., Inc.	2,132	134,060
Meredith Corp.	226	12,970
NIKE, Inc. Cl B	1,135	120,605
New York Times Co. Cl A	859	20,195
Newell Rubbermaid, Inc.	1,667	51,827
News Corp, Inc.	14,091	325,784
Nordstrom, Inc.	1,368	72,422
Office Depot, Inc.*	1,665	58,508
OfficeMax, Inc.	445	23,469
Omnicom Group, Inc.	1,004	102,790
Penney (J.C.) Co., Inc.	1,345	110,505
Polo Ralph Lauren Corp.	365	32,175
Pulte Homes, Inc.	1,276	33,763
RadioShack Corp.	812	21,948
Sears Holding Corp.*	497	89,540
Sherwin-Williams Co.	669	44,181
Snap-On, Inc.	349	16,787
Stanley Works	497	27,514
Staples, Inc.	4,306	111,267
Starbucks Corp.*	4,510	141,434
TJX Companies, Inc.	2,733	73,682
Target Corp.	5,158	305,663
Tiffany & Co.	813	36,975
Time Warner, Inc.	22,915	451,884
Tribune Co.	1,067	34,261
V F Corp.	534	44,119
Wendy’s International, Inc.	526	16,464
Whirlpool Corp.	468	39,738
Windstream Corp.	2,863	42,057
Wyndham Worldwide Corp*	1,134	38,726
Yum! Brands, Inc.	1,585	91,550
eBay, Inc.*	6,824	226,216
		7,750,227
CONSUMER, NON-CYCLICAL (9.6%)
Altria Group, Inc.	12,603	1,106,669
Anheuser-Busch Cos., Inc.	4,582	231,208
Archer-Daniels-Midland Co.	3,920	143,864
Avon Products, Inc.	2,658	99,037
Brown-Forman Corp. Cl B	471	30,879
CVS Corp.	9,250	315,795

3

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Campbell Soup Co.	1,312	51,102
Clorox Co.	907	57,767
Coca-Cola Co.	12,097	580,656
Coca-Cola Enterprises	1,671	33,838
Colgate-Palmolive Co.	3,076	205,446
ConAgra Foods, Inc.	3,034	75,577
Constellation Brands, Inc.Cl A	1,267	26,835
Costco Wholesale Corp.	2,716	146,229
Dean Foods Co.	774	36,177
Estee Lauder Co. Cl A	698	34,097
FNMA	5,813	317,274
General Mills, Inc.	2,073	120,690
Heinz (H.J.) Co.	1,951	91,931
Hershey Food Corp.	1,039	56,792
IAC Interactive Corp.*	1,304	49,174
Kellogg Co.	1,500	77,145
Kimberly Clark Corp.	2,741	187,731
Kraft Foods Inc.	1,149	36,377
Kroger Co.	4,252	120,119
McCormick & Co., Inc.	785	30,238
Molson Coors Brewing Co.	282	26,683
Pepsi Bottling Group, Inc.	790	25,193
PepsiCo, Inc.	9,836	625,176
Proctor & Gamble Co.	18,950	1,196,882
Reynolds American Inc	1,025	63,970
Safeway, Inc.	2,651	97,133
Sara Lee Corp.	4,405	74,533
Supervalu, Inc.	1,248	48,759
Sysco Corp.	3,696	125,036
Tyson Foods, Inc.	1,506	29,231
UST, Inc.	962	55,777
Wal-Mart Stores, Inc.	14,769	693,405
Walgreen Co.	6,011	275,845
Whole Foods Market, Inc.	844	37,853
Wrigley (Wm.) Jr. Co.	1,312	66,820
		7,704,943
ENERGY (9.6%)
Anadarko Petroleum	2,781	119,527
Apache Corp.	1,988	140,552
Ashland, Inc.	334	21,910
BJ Services Co.	1,753	48,909

4

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Baker Hughes, Inc.	1,918	126,837
Chesapeake Energy Corp.	2,459	75,934
ChevronTexaco Corp.	12,959	958,448
ConocoPhillips	9,874	674,888
Consol Energy, Inc.	1,092	42,730
Devon Energy Corp.	2,669	184,748
ENSCO International, Inc.	906	49,286
EOG Resources, Inc.	1,456	103,871
El Paso Corp.	4,194	60,687
Exxon Mobil Corp.	34,193	2,579,862
HESS Corp.	1,619	89,806
Halliburton Co.	6,001	190,472
Integrys Energy Group Inc	451	25,035
Kinder Morgan, Inc.	641	68,234
Marathon Oil Corp.	2,077	205,270
Murphy Oil Corp.	1,118	59,701
Nabors Industries, Ltd.*	1,672	49,608
National-Oilwell, Inc.*	1,049	81,602
Noble Corporation*	810	63,731
Occidental Petroleum	5,033	248,177
Rowan Cos., Inc.	660	21,430
Schlumberger, Ltd.	7,078	489,090
Smith International, Inc.	1,192	57,276
Spectra Energy Corp.	3,771	99,064
Sunoco, Inc.	736	51,844
Transocean, Inc.*	1,759	143,710
Valero Energy Corp.	3,628	233,970
Weatherford Int’l., Ltd.*	2,031	91,598
Williams Cos., Inc.	3,591	102,200
XTO Energy, Inc.	2,210	121,130
		7,681,137
FINANCIAL (20.4%)
Ace, Ltd.	1,962	111,952
Aflac, Inc.	2,957	139,156
Allstate Corp.	3,716	223,183
Ambac Financial Group, Inc.	615	53,130
American Express Co.	7,161	403,880
American Int’l. Group, Inc.	15,624	1,050,245
Ameriprise Financial, Inc.	1,437	82,110
Aon Corp.	1,792	68,024
Apartment Investment & Mgmt.Co	577	33,287

5

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Archstone-Smith Trust	1,324	71,867
Avalonbay Communities	477	62,010
BB & T Corp.	3,255	133,520
Bank of America Corp.	26,856	1,370,193
Bank of New York Co., Inc.	4,540	184,097
Bear Stearns Cos., Inc.	719	108,102
Boston Properties	714	83,824
CB Richard Ellis Group Inc.*	1,122	38,350
CIT Group, Inc.	1,162	61,493
Capital One Financial Corp.	2,466	186,084
Charles Schwab Corp.	6,168	112,813
Chicago Mercantile Exchange	206	109,687
Chubb Corp.	2,461	127,160
Cincinnati Financial Corp.	1,036	43,926
Citigroup, Inc.	29,443	1,511,604
Comerica, Inc.	941	55,632
Commerce Bancorp (N.J.)	1,121	37,419
Compass Bancshares, Inc.	776	53,389
Countrywide Financial Corp.	3,542	119,153
Developers Divers Rlty.	760	47,804
E*Trade Financial Corp.*	2,565	54,429
Equity Residential	1,766	85,174
Federated Investors, Inc.	540	19,829
Fidelity Natl. Info. Svc., Inc	978	44,460
Fifth Third Bancorp	3,337	129,109
First Tennessee Natl. Bank	744	30,898
Franklin Resources, Inc.	997	120,468
Freddie Mac	4,162	247,597
Genworth Financial, Inc.	2,650	92,591
Goldman Sachs Group, Inc.	2,470	510,376
Hartford Fin, Svc .Gp., Inc.	1,923	183,800
Host Hotels & Resorts Inc.	3,144	82,719
Hudson City Bancorp, Inc.	2,963	40,534
Huntington Bancshares, Inc.	1,421	31,049
J.P. Morgan Chase & Co.	20,860	1,009,207
Janus Capital Group	1,139	23,816
KeyCorp.	2,378	89,104
Kimco Realty Corp.	1,351	65,848
Legg Mason, Inc.	785	73,955
Lehman Brothers Hlds.	3,160	221,421
Lincoln National Corp.	1,662	112,667

6

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Loews Corp.	2,709	123,070
M & T Bank Corp.	463	53,629
MBIA, Inc.	806	52,785
MGIC Investment Corp.	490	28,871
Marsh & McLennan Cos., Inc.	3,320	97,243
Marshall & Ilsley Corp.	1,536	71,132
Mellon Financial Corp.	2,498	107,764
Merrill Lynch & Co., Inc.	5,311	433,749
MetLife, Inc.	4,520	285,438
Moody’s Corp.	1,405	87,194
Morgan Stanley	6,393	503,513
National City Corp.	3,558	132,536
Northern Trust Corp.	1,133	68,139
PNC Financial Services Group	2,079	149,626
Plum Creek Timber Co.	1,058	41,706
Principal Financial Group Inc.	1,613	96,570
Progressive Corp. of Ohio	4,471	97,557
Prologis Trust	1,539	99,927
Prudential Financial, Inc.	2,817	254,262
Public Storage, Inc.	732	69,298
Realogy Corp.*	1,307	38,700
Regions Financial Corp.	4,395	155,451
SLM Corporation	2,465	100,819
Safeco Corp.	634	42,117
Simon Property Group	1,323	147,184
Sovereign Bancorp, Inc.	2,169	55,179
State Street Corp.	2,005	129,824
Suntrust Banks, Inc.	2,134	177,207
Synovus Financial Corp.	1,961	63,419
T. Rowe Price Group, Inc.	1,593	75,174
Torchmark Corp.	586	38,436
Travelers Cos inc	4,057	210,031
UNUM Provident Corp.	2,058	47,396
US Bancorp	10,637	371,976
Vornado Realty Trust	783	93,443
Wachovia Corp.	11,445	630,047
Washington Mutual, Inc.	5,339	215,589
Wells Fargo & Company	20,291	698,619
Western Union Co.	4,636	101,760

7

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
XL Capital Limited	1,079	75,487
Zions Bancorporation	661	55,868
		16,329,880
HEALTHCARE (11.3%)
Abbott Laboratories	9,267	517,099
Aetna, Inc.	3,101	135,793
Allergan, Inc.	919	101,844
Amerisource Bergen Corp.	1,138	60,030
Amgen, Inc.*	7,011	391,775
Applera Corp.-Applied Biosys	1,095	32,379
Bard (C.R.), Inc.	615	48,899
Barr Pharmaceuticals, Inc.*	636	29,479
Bausch & Lomb, Inc.	326	16,678
Baxter International, Inc.	3,903	205,571
Becton Dickinson & Co.	1,475	113,413
Biogen Idec, Inc.*	2,057	91,290
Biomet, Inc.	1,464	62,205
Boston Scientific Corp.*	7,112	103,408
Bristol-Myers Squibb Co.	12,128	336,673
CIGNA Corp.	585	83,456
Cardinal Health, Inc.	2,404	175,372
Celgene Corp.*	2,267	118,927
Coventry Health Care*	953	53,416
Express Scripts, Inc.*	810	65,383
Forest Laboratories, Inc.*	1,909	98,199
Genzyme Corp. (Genl. Div)*	1,582	94,952
Gilead Sciences, Inc.*	2,791	213,512
Hospira, Inc.*	931	38,078
Humana, Inc.*	994	57,672
IMS Health, Inc.	1,172	34,762
Johnson & Johnson	17,381	1,047,379
King Pharmaceuticals, Inc.*	1,454	28,600
Laboratory Corp. of America*	735	53,383
Lilly (Eli) & Co.	5,925	318,232
Manor Care, Inc.	442	24,027
McKesson Corp.	1,770	103,616
Medco Health Solutions*	1,730	125,477
Medimmune, Inc.*	1,430	52,038
Medtronic, Inc.	6,916	339,299
Merck & Co., Inc.	13,011	574,696
Millipore Corp.*	319	23,118

8

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Mylan Laboratories, Inc.	1,470	31,076
Patterson Cos., Inc.*	831	29,492
PerkinElmer, Inc.	729	17,656
Pfizer, Inc.	42,562	1,075,116
Quest Diagnostics, Inc.	956	47,676
Schering-Plough Corp.	8,935	227,932
St. Jude Medical, Inc.*	2,067	77,740
Stryker Corp.	1,791	118,779
Tenet Healthcare Corp.*	2,832	18,210
Thermo Fisher Scientific Inc*	2,523	117,950
UnitedHealth Group, Inc.	8,134	430,858
Varian Medical Systems, Inc.*	776	37,007
Waters Corp.*	606	35,148
Watson Pharmaceuticals, Inc.*	612	16,175
WellPoint, Inc.*	3,678	298,286
Wyeth	8,085	404,493
Zimmer Holdings, Inc.*	1,427	121,880
		9,075,604
INDUSTRIAL (11.8%)
3M Company	4,404	336,598
Allied Waste Industries*	1,531	19,275
American Standard Cos.	1,049	55,618
Apollo Group, Inc. Cl A*	836	36,700
Avery Dennison Corp.	550	35,343
Block (H. & R.), Inc.	1,927	40,544
Boeing Co.	4,740	421,433
Burlington North Santa Fe	2,148	172,764
C.H. Robinson Worldwide, Inc.	1,040	49,660
CBS Corp. Cl B	4,432	135,575
CSX Corp.	2,623	105,051
Caterpillar, Inc.	3,879	260,009
Cintas Corp.	816	29,458
Cooper Industries, Ltd.*	1,096	49,309
Cummins, Inc.	305	44,140
Danaher Corp.	1,429	102,102
Deere & Co.	1,362	147,968
Donnelley R.R. & Sons	1,312	48,006
Dover Corp.	1,221	59,597
Eaton Corp.	878	73,366
Emerson Electric Co.	4,798	206,746
Equifax, Inc.	748	27,265

9

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
FedEx Corp.	1,844	198,101
Fluor Corp.	526	47,193
General Dynamics Corp.	2,437	186,187
General Electric Co.	61,757	2,183,728
Goodrich Corporation	746	38,404
Google, Inc.*	1,307	598,815
Grainger (W.W.), Inc.	437	33,754
Honeywell International, Inc.	4,804	221,272
ITT Industries, Inc.	1,092	65,869
Illinois Tool Works, Inc.	2,484	128,174
Ingersoll Rand Co.*	1,849	80,191
L-3 Communications Hldgs., Inc	747	65,340
Lockheed Martin Corp.	2,129	206,556
Masco Corp.	2,357	64,582
Monster Worldwide, Inc.*	767	36,333
Norfolk Southern	2,384	120,630
Northrop Grumman Corp.	2,104	156,159
PACCAR, Inc.	1,485	108,999
Pall Corp.	739	28,082
Parker Hannifin Corp.	697	60,158
Pitney Bowes, Inc.	1,327	60,233
Raytheon Co.	2,680	140,593
Robert Half Intl., Inc.	1,009	37,343
Rockwell Automation, Inc.	995	59,571
Rockwell Collins	1,010	67,599
Ryder System, Inc.	360	17,762
Southwest Airlines Co.	4,735	69,605
Starwood Hotels & Resort World	1,290	83,657
Terex Corp*	608	43,630
Textron, Inc.	750	67,350
Tyco International, Ltd.	11,875	374,656
Union Pacific Corp.	1,626	165,120
United Parcel Service Cl B	6,405	448,991
United Technologies Corp.	5,980	388,700
Verisign, Inc.*	1,466	36,826
Viacom Inc. - Class B.*	4,157	170,894
Waste MGT Inc.	3,199	110,078
		9,427,662
TECHNOLOGY (13.0%)
ADC Telecommunications, Inc.*	701	11,735
Adobe Systems, Inc.*	3,534	147,368

10

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Advanced Micro Devices, Inc.*	3,333	43,529
Affiliated Computer Svcs.*	589	34,680
Agilent Technologies, Inc.*	2,424	81,665
Altera Corp.	2,141	42,799
Analog Devices, Inc.	2,004	69,118
Apple Computer, Inc.*	5,176	480,902
Applied Materials, Inc.	8,389	153,686
Autodesk, Inc.*	1,385	52,076
Automatic Data Processing	3,305	159,962
Avaya, Inc.*	2,715	32,064
BMC Software, Inc.*	1,226	37,749
Broadcom Corp. Cl A*	2,832	90,822
CA Inc.	2,470	63,998
Ciena Corp.*	505	14,115
Cisco Systems, Inc.*	36,274	926,075
Citrix Systems, Inc.*	1,080	34,592
Cognizant Tech Solutions*	848	74,853
Computer Sciences Corp.*	1,040	54,215
Compuware Corp.*	1,955	18,553
Convergys Corp.*	824	20,938
Corning, Inc.*	9,427	214,370
Dell, Inc.*	13,643	316,654
EMC Corp.*	12,661	175,355
Electronic Arts, Inc.*	1,862	93,770
Electronic Data Systems Corp.	3,093	85,614
Embarq Corp.	904	50,940
First Data Corp.	4,522	121,642
Fiserv, Inc.*	1,025	54,387
Hewlett-Packard Co.	16,074	645,210
IBM Corp.	9,042	852,299
Intel Corp.	34,635	662,568
Intuit, Inc.*	2,057	56,280
JDS Uniphase Corp.*	1,262	19,220
Jabil Circuit, Inc.	1,104	23,637
Juniper Networks Inc.*	3,419	67,286
KLA Tencor Corp.	1,190	63,451
LSI Logic Corp.*	4,446	46,416
Lexmark Int’l, Inc.*	582	34,024
Linear Technology Corp.	1,797	56,767
Maxim Integrated Products, Inc	1,917	56,360
Micron Technology, Inc.*	4,533	54,759

11

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Microsoft Corp.	51,752	1,442,317
Molex, Inc. Cl A	847	23,885
Motorola, Inc.	14,356	253,671
NCR Corp.*	1,075	51,353
NVIDIA Corporation*	2,126	61,186
National Semiconductor Corp.	1,703	41,110
Network Appliance, Inc.*	2,235	81,622
Novell, Inc.*	2,027	14,635
Novellus Systems, Inc.*	755	24,175
Oracle Corp.*	23,964	434,467
PMC Sierra, Inc.*	1,276	8,945
Paychex, Inc.	2,037	77,141
QLogic Corp.*	955	16,235
Qualcomm, Inc.	9,948	424,382
Sabre Group Holdings, Inc.	804	26,331
Sandisk Corp.*	1,365	59,787
Sanmina Corp.*	3,186	11,533
Solectron Corp.*	5,429	17,101
Sun Microsystems, Inc.*	21,625	129,966
Symantec Corp.*	5,553	96,067
Tektronix, Inc.	485	13,658
Tellabs, Inc.*	2,626	25,997
Teradyne, Inc.*	1,135	18,773
Texas Instruments, Inc.	8,669	260,937
Unisys Corp.*	2,073	17,475
Xerox Corp.*	5,699	96,256
Xilinx, Inc.	1,993	51,280
Yahoo!, Inc.*	7,332	229,418
		10,406,206
TELECOMMUNICATIONS (3.4%)
AT&T	37,500	1,478,625
Alltel Corp.	2,163	134,106
CenturyTel, Inc.	669	30,232
Citizens Communications Co.	2,034	30,408
Qwest Communications Intl.*	9,420	84,686
Sprint Nextel Corp.	17,432	330,511
Verizon Communications	17,476	662,690
		2,751,258
UTILITIES (3.5%)
AES Corp.*	3,989	85,843
Allegheny Energy, Inc.*	988	48,550

12

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Ameren Corp.	1,233	62,020
American Electric Power, Inc.	2,382	116,123
CMS Energy Corp.	1,341	23,870
Centerpoint Energy, Inc.	1,922	34,481
Consolidated Edison, Inc.	1,547	78,990
Constellation Energy Group	1,076	93,558
DTE Energy Co.	1,064	50,966
Dominion Resources, Inc.	2,096	186,062
Duke Energy Corp	7,550	153,190
Dynergy, Inc.*	2,264	20,965
Edison International	1,948	95,705
Entergy Corp.	1,191	124,960
Exelon Corp.	4,025	276,558
FPL Group, Inc.	2,436	149,010
FirstEnergy Corp.	1,909	126,452
Keyspan Corporation	1,048	43,125
NiSource, Inc.	1,645	40,204
Nicor, Inc.	270	13,073
PG & E Corp.	2,107	101,705
PPL Corporation	2,313	94,602
Pinnacle West Capital Corp.	597	28,805
Progress Energy, Inc.	1,544	77,879
Public Svc. Enterprise Group	1,518	126,055
Questar Corp.	513	45,765
Sempra Energy	1,579	96,335
Southern Co.	4,496	164,778
TXU Corp.	2,758	176,788
Teco Energy, Inc.	1,251	21,530
Xcel Energy, Inc.	2,449	60,466
		2,818,413

TOTAL COMMON STOCKS (Cost: $65,712,842) 95.3%		76,336,159

* Non-income producing security.

13

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	4.95	05/31/07	200,000	198,302
U.S. Treasury Bill (a)	4.92	04/05/07	100,000	99,931
				298,233
U.S. GOVERNMENT AGENCIES (4.3%)
Federal Farm Credit Corp.	5.00	04/02/07	3,430,000	3,429,047

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,727,294) 4.7%				3,727,280

TOTAL INVESTMENTS (Cost: $69,440,136) 100.0%				80,063,439

OTHER NET ASSETS 0.0% (b)				2,929

NET ASSETS 100 0.%				$80,066,368

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)  Less than 0.05%.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
10 S&P 500 Stock Index Futures Contracts	June 2007	$3,578,000	$73,750

Face value of futures purchased and oustanding as a percentage of total investments in securities:  4.5%

14

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Equity Index Fund were as follows:

Unrealized Appreciation	$15,964,586
Unrealized Depreciation	(5,710,249)
Net	$10,254,337
Cost of Investments	$69,809,102

15

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.9%)
Airgas, Inc.	3,428	144,490
Albemarle Corp.	3,438	142,127
Arch Coal, Inc.	6,214	190,708
Bowater, Inc.	2,445	58,240
Cabot Corp.	2,808	134,026
Chemtura Corp.	10,522	115,005
Commercial Metals Co.	5,159	161,735
Cytec Industries, Inc.	1,831	102,975
FMC Corp.	1,679	126,647
Ferro Corp.	1,883	40,692
Glatfelter	1,954	29,134
Longview Fibre Co.	2,875	70,811
Louisiana-Pacific Corp.	4,561	91,494
Lubrizol Corp.	3,011	155,157
Lyondell Chemical Co.	9,353	280,309
Martin Marietta Materials, Inc	1,966	265,803
Minerals Technologies, Inc.	837	52,028
Olin Corp.	3,207	54,327
Packaging Corp of America	3,567	87,035
Potlatch Corp	1,693	77,506
RPM International Inc.	5,222	120,628
Scotts Co. Cl A	1,899	83,613
Sensient Technologies Corp.	2,041	52,617
Sonoco Products Co.	4,342	163,172
Steel Dynamics, Inc.	3,808	164,506
Valspar Corp.	4,459	124,094
Worthington Industries, Inc.	3,050	62,769
		3,151,648
CONSUMER, CYCLICAL (12.4%)
99 Cent Only Stores*	2,036	29,990
Advance Auto Parts	4,606	177,561
Aeropostale, Inc.*	2,294	92,288
American Eagle Outfitters	8,757	262,622
American Greetings Corp. Cl A	2,481	57,584
Ann Taylor Stores Corp.*	3,143	121,886
Applebees Intl., Inc.	3,251	80,560
ArvinMeritor, Inc.	3,113	56,812
Bandag, Inc.	502	25,446
Barnes & Noble, Inc.	2,235	88,171
Beazer Homes USA, Inc.	1,712	49,699
Belo Corporation	3,837	71,637
Blyth, Inc.	1,098	23,179

1

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Bob Evans Farms, Inc.	1,562	57,716
Borders Group, Inc.	2,599	53,072
Borg-Warner, Inc.	2,530	190,813
Boyd Gaming Corp.	1,864	88,801
Brinker International, Inc.	5,338	174,553
CBRL Group, Inc.	1,099	50,884
Callaway Golf Co.	2,721	42,883
CarMax, Inc.*	9,378	230,136
Catalina Marketing Corp.	1,583	49,991
Charming Shoppes, Inc.*	5,381	69,684
Cheesecake Factory, Inc.*	3,417	91,050
Chico’s FAS, Inc.*	7,670	187,378
Claire’s Stores, Inc.	4,061	130,439
Coldwater Creek Inc*	2,648	53,701
Dick’s Sporting Goods Inc.*	1,646	95,896
Dollar Tree Stores*	4,478	171,239
Entercom Communications	1,216	34,267
Foot Locker, Inc.	6,793	159,975
Furniture Brands Intl., Inc.	2,111	33,312
Gamestop Corp.*	6,638	216,200
Gentex Corp.	6,237	101,351
Hanesbrands, Inc.*	4,214	123,849
Harte-Hanks, Inc.	2,061	56,863
Hovanian Enterprises, Inc.*	1,592	40,055
International Speedway Corp.	1,563	80,807
Lear Corp.	3,334	121,724
Lee Enterprises	2,003	60,190
MDC Holdings, Inc.	1,512	72,682
Media General Inc. Cl A	1,051	40,106
Modine Manufacturing Co.	1,442	33,022
Mohawk Industries, Inc.*	2,336	191,669
O’Reilly Automotive, Inc.*	4,949	163,812
Pacific Sunwear of Calif*	3,030	63,115
Payless Shoesource, Inc.*	2,888	95,882
PetSmart, Inc.	5,923	195,222
Phillips Van Heusen Corp.	2,390	140,532
Regis Corporation	1,960	79,125
Rent-A-Center, Inc.*	3,065	85,759
Ross Stores, Inc.	6,099	209,806
Ruby Tuesday, Inc.	2,581	73,817
Ryland Group, Inc.	1,864	78,642
Saks Incorporated	6,061	126,311

2

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Scholastic Corp.*	1,127	35,050
Strayer Education Inc.	627	78,375
Thor Industries, Inc.	1,535	60,464
Timberland Company Cl A*	2,193	57,084
Toll Brothers, Inc.*	5,534	151,521
Tupperware Corp.	2,663	66,389
Urban Outfitters, Inc.*	4,887	129,554
Valassis Communication, Inc.*	2,089	35,910
Washington Post Co. Cl B	248	189,348
Westwood One, Inc.	3,061	21,029
Wiley (John) & Sons Cl A	1,927	72,764
Williams-Sonoma, Inc.	4,894	173,541
		6,624,795
CONSUMER, NON-CYCLICAL (2.4%)
Alberto-Culver Co.	3,552	81,270
BJ’s Wholesale Club, Inc.*	2,816	95,265
Church & Dwight	2,855	143,749
Energizer Holdings, Inc.*	2,450	209,059
Hansen Natural Corp.*	2,663	100,874
Hormel Foods Corp.	3,194	118,785
J.M. Smucker Co.	2,471	131,754
Lancaster Colony Corp.	1,029	45,472
PepsiAmericas, Inc.	2,645	59,036
Ruddick Corp.	1,570	47,226
Smithfield Foods, Inc.*	4,356	130,462
Tootsie Roll Inds., Inc.	1,184	35,478
Universal Corp.	1,125	69,019
		1,267,449
ENERGY (6.1%)
Cimarex Energy Co.	3,633	134,494
Denbury Resources, Inc.*	5,252	156,457
FMC Technologies Inc.*	2,948	205,652
Forest Oil Corp.*	2,388	79,688
Frontier Oil Crop	4,767	155,595
Grant Prideco, Inc.*	5,584	278,307
Hanover Compressor Co.*	4,565	101,571
Helmerich & Payne, Inc.	4,505	136,682
NewField Exploration Company*	5,673	236,621
Noble Energy, Inc.	7,437	443,617
Overseas Shipholding Group	1,294	81,004
Patterson UTI Energy, Inc.	6,832	153,310
Pioneer Natural Resources Co.	5,390	232,363

3

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Plains Exploration & Prod. Co.	3,160	142,642
Pogo Producing Co.	2,555	122,896
Pride International, Inc.*	7,217	217,232
Quicksilver Resources*	2,418	96,164
Superior Energy Services, Inc*	3,519	121,300
Tidewater, Inc.	2,514	147,270
		3,242,865
FINANCIAL (16.3%)
AMB Property Corp.	4,316	253,737
American Financial Group	3,065	104,332
Americredit Corp.*	5,125	117,157
Associated Banc-Corp.	5,703	191,620
Astoria Financial Corp.	3,684	97,957
Bank of Hawaii Corp	2,174	115,286
Berkley (WR) Corp.	7,406	245,286
Broadridge Financial Solutions	542	10,676
Brown & Brown, Inc.	5,023	135,720
Cathay General Bancorp	2,268	77,066
City National Corp.	1,749	128,725
Colonial BancGroup, Inc.	6,669	165,057
Cullen Frost Bankers, Inc.	2,613	136,737
Eaton Vance Corp.	5,515	196,554
Edwards (A.G.), Inc.	3,285	227,255
Everest RE Group*	2,795	268,794
Fidelity National Financial In	9,669	232,152
First American Corp.	4,220	214,037
First Niagara Financial Grp.	4,770	66,350
Firstmerit Corp.	3,501	73,906
GATX Corp.	2,314	110,609
Gallagher (Arthur J.) & Co.	4,293	121,621
Global Payments, Inc	2,988	101,771
Greater Bay Bancorp	2,226	59,857
HCC Insurance Holdings Inc.	4,884	150,427
Hanover Insurance Group	2,238	103,217
Highwoods Properties, Inc.	2,453	96,869
Horace Mann Educators Corp.	1,881	38,655
Hospitality Properties Trust	4,095	191,646
Indymac Bancorp, Inc.	3,157	101,182
Investors Financial Services	2,885	167,763
Jefferies Group	4,590	132,881
Leucadia National	7,081	208,323
Liberty Property Trust	3,989	194,344

4

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Macerich Co.	3,135	289,549
Mack-Cali Realty Corp.	2,959	140,937
Mercury General Corporation	1,553	82,371
MoneyGram International, Inc.	3,660	101,602
New Plan Excel Realty Trust	4,520	149,296
New York Community Bancorp	11,956	210,306
Nuveen Investments, Inc.	3,465	163,895
Ohio Casualty Corp.	2,614	78,289
Old Republic Intl. Corp.	10,086	223,102
PMI Group, Inc.	3,791	171,429
Protective Life Corp.	3,054	134,498
Radian Group, Inc.	3,489	191,476
Raymond James Financial, Inc.	4,039	120,201
Rayonier, Inc.	3,371	144,953
Regency Centers Corp.	3,015	251,903
SEI Investments	2,770	166,837
SVB Financial Group*	1,507	73,225
StanCorp Financial GP	2,343	115,205
TCF Financial	4,896	129,059
UDR Inc	5,915	181,117
Unitrin, Inc.	1,762	82,937
Waddell & Reed Financial, Inc.	3,660	85,351
Washington Federal, Inc.	3,814	89,476
Webster Financial Corp.	2,464	118,297
Weingarten Realty Investors	3,296	156,758
Westamerica Bancorp	1,323	63,729
Wilmington Trust Corp.	2,989	126,046
		8,679,413
HEALTHCARE (9.7%)
Advanced Medical Optics, Inc.*	2,605	96,906
Apria Healthcare Group, Inc.*	1,891	60,985
Beckman Coulter, Inc.	2,691	171,928
Cephalon, Inc.*	2,867	204,159
Charles River Laboratories Inc	2,927	135,403
Community Health Systems Inc.*	4,105	144,701
Covance, Inc.*	2,800	166,152
Cytyc Corp.*	5,009	171,358
Dentsply International, Inc.	6,646	217,657
Edwards Lifesciences Corp.*	2,533	128,423
Gen-Probe, Inc.*	2,279	107,295
Health Management Associates	10,566	114,852
Health Net, Inc.*	4,884	262,808

5

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Hillenbrand Industries, Inc.	2,680	159,112
Intuitive Surgical, Inc.*	1,621	197,065
Invitrogen Corp.*	2,054	130,737
Lifepoint Hospitals, Inc.*	2,503	95,665
Lincare Holdings, Inc.*	3,821	140,040
Millennium Pharmaceuticals Inc	13,866	157,518
Omnicare, Inc.	5,301	210,821
Par Pharmaceutical Cos Inc*	1,568	39,388
Pdl BioPharma Inc*	5,030	109,151
Perrigo Co.	3,320	58,631
Pharmaceutical Prod. Dev. Inc.	4,530	152,616
Psychiatric Solutions*	2,344	94,487
ResMed, Inc.*	3,352	168,840
Schein (Henry), Inc.*	3,838	211,781
Sepracor, Inc.*	4,808	224,197
Steris Corp.	2,832	75,218
Techne Corp.*	1,718	98,098
Triad Hospitals, Inc.*	3,852	201,267
Universal Health Services Cl B	2,351	134,618
VCA Antech, Inc.*	3,654	132,677
Valeant Pharmaceuticals	4,120	71,235
Varian, Inc.*	1,331	77,544
Ventana Medical Systems, Inc.*	1,442	60,420
Vertex Pharmaceutical*	5,527	154,977
		5,138,730
INDUSTRIAL (17.8%)
ADESA, Inc.	3,960	109,415
AGCO Corp.*	3,986	147,362
Affymetrix, Inc.*	2,969	89,278
AirTran Holdings, Inc.*	3,984	40,916
Alaska Air Group, Inc.*	1,759	67,018
Alexander & Baldwin, Inc.	1,869	94,272
Alliant TechSystems Inc.*	1,441	126,693
Ametek, Inc.	4,635	160,093
Avis Budget Group	4,414	120,590
Cameron International Corp.*	4,911	308,362
Career Education Corp.*	4,147	126,484
Carlisle Companies, Inc.	2,662	114,280
ChoicePoint, Inc.*	3,341	125,054
Con-Way Inc	2,032	101,275
Copart, Inc.*	3,107	87,027
Corinthian Colleges, Inc.*	3,778	51,948

6

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Corporate Executive Board Co.	1,667	126,625
Crane Co.	2,221	89,773
DeVry, Inc.	2,596	76,193
Deluxe Corp.	2,247	75,342
Donaldson Company, Inc.	3,007	108,553
Dun & Bradstreet	2,619	238,853
Dycom Industries, Inc.*	1,774	46,230
Encore Aquisition Company*	2,318	56,072
Expeditors Int’l Wash., Inc.	9,343	386,053
Fastenal Co.	5,478	192,004
Federal Signal Corp.	2,086	32,375
Florida Rock Industries	2,155	145,010
Flowserve Corporation	2,473	141,431
Graco, Inc.	2,909	113,916
Granite Construction	1,479	81,730
HNI Corporation	2,091	96,040
Harsco Corp.	3,670	164,636
Hubbell, Inc. Cl B	2,617	126,244
Hunt (JB) Transport Svcs., Inc	4,490	117,818
ITT Educational Services, Inc.	1,398	113,923
Jacobs Engineering Group, Inc.	5,170	241,181
JetBlue Airways Corp*	7,776	89,502
Joy Global, Inc.	4,775	204,848
Kelly Services, Inc.	940	30,268
Kennametal, Inc.	1,690	114,261
Korn/Ferry International*	1,863	42,737
Laureate Education, Inc.*	2,247	132,506
Lincoln Electric Holdings	1,861	110,841
MSC Ind. Direct Co. Cl A	2,334	108,951
Manpower, Inc.	3,717	274,203
Martek Biosciences Corp.*	1,404	28,950
Miller (Herman), Inc.	2,815	94,274
Mine Safety Appliances Co.	1,305	54,888
Navigant Consulting Co.*	2,370	46,831
Net Flix.com*	2,632	61,036
Nordson Corp.	1,471	68,343
OSI Restaurant Partners Inc.	3,279	129,521
Oshkosh Truck Corp.	3,218	170,554
Pentair, Inc.	4,366	136,045
Precision Castparts Corp.	5,984	622,635
Quanta Services, Inc.*	5,164	130,236
Reliance Steel & Aluminum Co.	2,814	136,198

7

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Republic Services, Inc.	7,353	204,560
Rollins, Inc.	1,304	30,005
Roper Industries, Inc.	3,837	210,575
SPX, Inc.	2,606	182,941
Scientific Games Corp*	2,926	96,061
Sequa Corp. Cl A*	301	36,051
Sotheby’s (Deleware)	2,496	111,022
Stericycle, Inc.*	1,942	158,273
Swift Transportation Co., Inc.	2,354	73,351
Teleflex, Inc.	1,707	116,195
The Brink’s Company	2,109	133,816
Thomas & Betts Corp.*	2,243	109,503
Timken Co.	4,110	124,574
Trinity Industries	3,491	146,343
United Rentals*	2,911	80,053
Wellcare Health Plans Inc.*	1,426	121,567
Werner Enterprises, Inc.	2,170	39,429
Yellow Roadway Corp.*	2,499	100,510
		9,502,526
TECHNOLOGY (15.0%)
3Com Corp.*	17,339	67,795
Activision, Inc.*	10,890	206,257
Acxiom Corp.	3,009	64,363
Adtran, Inc.	2,693	65,575
Advent Software, Inc.*	872	30,407
Alliance Data Systems*	2,882	177,589
Amphenol Corp Cl A	3,885	250,854
Andrew Corp.*	6,834	72,372
Arrow Electronics*	5,364	202,491
Atmel Corp.*	18,695	94,036
Avnet, Inc.*	5,611	202,782
Avocent Corp.*	2,217	59,792
BISYS Group, Inc.*	5,282	60,532
CDW Corp.	2,641	162,237
CSG Systems Intl., Inc.*	1,979	49,515
Cadence Design Systems, Inc.*	12,212	257,185
Ceridian Corp.*	6,163	214,719
Cerner Corp.*	2,857	155,564
CheckFree Corp.*	3,815	141,498
CommScope, Inc.*	2,608	111,883
Cree , Inc.*	3,343	55,026
Cypress Semiconductor Corp.*	8,074	149,773

8

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
DRS Technologies Inc	1,769	92,289
DST Systems, Inc.*	2,416	181,683
Diebold, Inc.	2,868	136,832
F5 Networks, Inc.*	1,801	120,091
Fair Isaac Corporation	2,493	96,429
Fairchild Semiconductor Intl.*	5,392	90,154
Gartner, Inc.*	2,271	54,390
Harris Corp.	5,852	298,159
Henry (Jack) & Associates	3,372	81,097
Imation Corp.	1,530	61,781
Ingram Micro, Inc.*	6,222	120,147
Integrated Device Tech., Inc.*	8,576	132,242
International Rectifier*	3,157	120,629
Intersil Corp. Cl A	5,918	156,768
Kemet Corp.*	3,654	27,953
Lam Research Corp.*	6,187	292,893
Lattice Semiconductor Corp.*	5,010	29,309
MEMC Elect. Materials, Inc*	7,339	444,597
MPS Group, Inc.*	4,473	63,293
Macrovision Corp.*	2,276	57,014
McAfee, Inc.*	6,962	202,455
Medics Pharmaceutical Corp.	2,427	74,800
Mentor Graphics Corp.*	3,708	60,589
Micrel, Inc.*	2,474	27,263
Microchip Technology, Inc.	9,431	335,083
National Instruments Corp.	2,491	65,339
Neustar, Inc. Cl A*	2,827	80,400
Newport Corp.*	1,795	29,384
Palm, Inc.*	4,455	80,769
Parametric Technology Corp.*	4,978	95,030
Plantronics, Inc.	2,083	49,200
Polycom, Inc.*	3,966	132,187
Powerwave Technologies, Inc.*	5,682	32,331
RF Micro Devices*	8,425	52,488
SRA International, Inc. Cl A*	1,798	43,799
Semtech Corp.*	3,183	42,907
Silicon Laboratories, Inc.*	2,390	71,509
Sybase, Inc.*	4,013	101,449
Synopsys, Inc.*	6,334	166,141
Tech Data Corp.*	2,383	85,335
Transaction Systems Architects	1,639	53,087
Triquint Semiconductor, Inc.*	5,991	29,955

9

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Utstarcom, Inc.*	4,648	38,532
ValueClick , Inc.*	4,344	113,509
Vishay Intertechnology, Inc.*	8,051	112,553
Western Digital Corp.*	9,601	161,393
Wind River Systems*	3,303	32,832
Zebra Technologies Cl A*	3,009	116,178
		7,996,492
TELECOMMUNICATIONS (0.6%)
Cincinnati Bell, Inc.*	10,800	50,760
Telephone & Data Systems, Inc.	4,548	271,152
		321,912
UTILITIES (8.2%)
AGL Resources, Inc.	3,393	144,949
Alliant Energy Corp.	5,081	227,730
Aqua America, Inc.	5,781	129,783
Aquila, Inc.*	16,350	68,343
Black Hills Corp.	1,453	53,427
DPL, Inc.	4,945	153,740
Duquesne Light Holdings, Inc.	3,834	75,875
Energy East Corporation	7,001	170,544
Equitable Resources, Inc.	5,308	256,483
Great Plains Energy Inc.	3,750	121,688
Hawaiian Electric Inds.	3,551	92,290
IdaCorp, Inc.	1,904	64,431
MDU Resources Group	7,906	227,218
NSTAR	4,665	163,835
National Fuel Gas Co.	3,605	155,952
Northeast Utilities	6,740	220,870
OGE Energy Corp.	3,989	154,773
Oneok, Inc.	4,838	217,710
PNM Resources, Inc.	3,312	106,978
Pepco Holdings, Inc.	8,399	243,739
Puget Energy, Inc.	5,094	130,814
SCANA Corp.	5,098	220,081
Sierra Pacific Resources*	9,656	167,821
Southwestern Energy Co.*	7,375	302,228
Vectren Corporation	3,328	95,181
WGL Holdings, Inc.	2,145	68,597

10

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Westar Energy, Inc.	3,812	104,906
Wisconsin Energy Corp.	5,104	247,646
		4,387,632

TOTAL COMMON STOCKS (Cost: $41,198,579) 94.4%		50,313,462

* Non-income producing security.

11

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	4.92	04/05/07	100,000	99,931
U.S. Treasury Bill (a)	4.95	05/31/07	100,000	99,151
				199,082
U.S. GOVERNMENT AGENCIES (4.8%)
Federal Farm Credit Corp.	5.00	04/02/07	2,570,000	2,569,286

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,768,375) 5.2%				2,768,368

TEMPORARY CASH INVESTMENTS**(Cost: $11,900) 0.0% (b)				11,900

TOTAL INVESTMENTS (Cost: $43,978,854) 99.6%				53,093,730

OTHER NET ASSETS 0.4%				202,479

NET ASSETS 100.0%				$53,296,209

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)  Less than 0.05%.

**

The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase &

Co. On the next

12

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2007 was 4.97%.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
6 S&P 400 Stock Index Futures Contracts	June 2007	$2,567,400	$65,650

Face value of futures purchased and oustanding as a percentage of total investments in securities:  4.8%

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Mid-Cap Equity Index Fund were as follows:

Unrealized Appreciation	$11,393,344
Unrealized Depreciation	(2,650,390)
Net	$8,742,954
Cost of Investments	$44,350,776

13

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.6%)
Schnitzer Steel Inds Inc -A	1,180	47,401
Cytec Industries, Inc.	1,983	111,524
Georgia Gulf Corp.	1,900	30,799
Longview Fibre Co.	4,952	121,968
Lubrizol Corp.	2,849	146,809
TETRA Technologies*	2,856	54,435
WCI Communications*	3,160	67,434
		580,370
CONSUMER, CYCLICAL (13.0%)
AAR Corp*	3,720	102,523
Aaron Rents, Inc	2,063	54,546
Audiovox Corp. Cl A*	12,830	188,986
Belo Corporation	5,751	107,371
Big Lots, Inc.*	2,143	67,033
CSK Auto Corp*	3,820	65,704
Charming Shoppes, Inc.*	4,770	61,772
Crown Holdings, Inc.*	10,950	267,837
Crown Media Holdings Cl A*	1,480	7,888
Gymboree Corp.*	1,952	78,217
Hartmarx Corp.*	6,012	44,489
Hibbett Sporting Goods, Inc.*	2,770	79,194
Hudson Highland Group*	3,155	49,186
ICT Group, Inc.*	5,132	89,810
Landry’s Restaurant, Inc.	3,458	102,357
Lithia Motors, Inc. Cl A	761	20,859
Marvel Entertainment Inc*	1,546	42,902
Modine Manufacturing Co.	5,597	128,171
P.F. Changs China Bistro, Inc.	1,782	74,630
Payless Shoesource, Inc.*	5,910	196,212
Phillips Van Heusen Corp.	1,383	81,320
Pinnacle Entertainment, Inc.*	3,231	93,925
RC2 Corp.*	1,170	47,256
Rare Hospitality Int’l., Inc.*	1,572	47,301
Rent-A-Center, Inc.*	2,390	66,872
Sunopta*	5,722	68,092
Sunterra Corporation*	9,320	146,324
The Topps Company, Inc.	3,625	35,235
Tupperware Corp.	5,375	133,999
Tween Brands, Inc.*	1,100	39,292
Under Armour, Inc. Cl A*	750	38,475
Wild Oaks Markets, Inc.*	4,346	79,097

1

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Wolverine World Wide, Inc.	6,494	185,534
		2,892,409
CONSUMER, NON-CYCLICAL (5.5%)
Alkermes, Inc.*	2,671	41,240
Boston Beer Co., Inc. Cl A*	1,075	35,851
Chattem, Inc.*	1,586	93,479
Comsys ITPartners, Inc.*	1,336	26,586
Conmed Corp.*	1,490	43,553
Dynamex, Inc.*	1,572	39,992
Flowers Foods, Inc.	1,231	37,139
Forrester Research Inc*	2,834	80,372
Great Atlantic & Pac. Tea, Inc.	1,095	36,332
Hologic, Inc.*	2,606	150,210
Longs Drug Stores Corp.	2,750	142,010
Medicines Company*	775	19,437
Mentor Corp.	1,952	89,792
Mueller Industries, Inc.	4,415	132,892
Sovran Self-Storage, Inc.	713	39,507
Vector Group, Ltd.	7,200	134,712
Watson Wyatt Worldwide Inc	1,854	90,197
		1,233,301
ENERGY (4.3%)
Aegean Marine Pretroleum*	2,885	48,583
CNX Gas Corp.*	4,290	121,536
Ellora Energy, Inc.*	5,400	64,800
Helix Energy Solutions Group*	2,936	109,483
Northwest Natural Gas	1,210	55,261
Range Resources Corp.	11,550	385,770
Superior Well Services, Inc.*	1,983	45,312
Unisource Energy Corp.	3,538	132,852
		963,597
FINANCIAL (22.3%)
Acadia Realty Trust	2,182	56,885
American Home Mortgage Inv.	970	26,180
AmericanWest Bancorp	2,171	46,763
Argonaut Group, Inc.*	1,814	58,701
Assured Guaranty Co.*	5,975	163,237
Asta Funding, Inc.	2,270	98,019
Bank Mutual Corp.	8,945	101,705
Banner Corporation	1,701	70,677
Brookline Bankcorp	10,020	126,953

2

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Capital Lease Funding, Inc.	2,348	25,147
Choice Hotels Intl., Inc.	1,625	57,574
Columbia Banking System	2,197	74,105
Equity Inns, Inc.	7,536	123,440
Euronet Worldwide*	3,799	102,041
FBR Capital Markets Corp.*	7,200	108,000
First Financial Holdings, Inc.	1,111	38,441
First Niagara Financial Grp.	7,431	103,365
First State Bank Corporation	4,796	108,150
FirstFed Financial Corp.*	1,805	102,578
Getty Realty Corp.	1,459	41,932
Glacier Bancorp, Inc.	5,592	134,432
Highwoods Properties, Inc.	2,411	95,210
ISHARES Russel Midcap	2,405	193,747
ISHARES Russel Midcap	2,250	178,830
ISHARES Russel Midcap	1,880	152,224
IShares Russell Micropac	2,566	150,906
Iberia Bank Corp.	793	44,138
Intl. Securities Exchange Inc.	1,540	75,152
JER Investors Trust, Inc.	3,486	66,304
Jackson Hewitt Tax Service	2,280	73,370
KNBT Bancorp, Inc.	6,408	94,454
Knight Capital Group, Inc.*	2,619	41,485
La Salle Hotel Properties	2,343	108,621
LandAmerica Financial Group	2,035	150,407
Lazard, Ltd. Cl A*	2,527	126,805
MAF Bancorp	2,964	122,532
Medical Properties Trust Inc	4,550	66,840
Meruelo Maddux Prop., Inc.*	4,864	42,560
Mid-America Apt. Communities	1,461	82,196
National Financial Partners	3,895	182,714
NewAlliance Bankshare	11,688	189,462
PHH Corp.*	5,520	168,691
Pennsylvania REIT	1,430	63,392
Phoenix Companies, Inc.	3,640	50,523
Provident Financial Services	4,400	76,780
Rait Finiancial Trust	2,165	60,490
Salary.com., Inc.*	1,465	16,305
Santander Bancorp	763	13,436
Sterling Financial Corp.	2,611	81,437
Sws Group, Inc.	4,775	118,468

3

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Taylor Capital Gowth, Inc.	1,597	55,895
Tower Group, Inc.	2,926	94,276
Vintage Wine Trust, Inc.	10,760	72,630
Westamerica Bancorp	1,525	73,459
		4,952,064
HEALTHCARE (6.3%)
ALNYLAM Pharmaceuticals, Inc.*	1,080	19,440
Allscripts Healthcare Solution	3,230	86,596
Arthrocare Corp.*	1,385	49,915
DJ Orthopedics, Inc.*	2,579	97,744
Digene Corp.*	1,629	69,086
Discovery Laboratories, Inc.*	28,485	67,509
Enzon, Inc.*	13,141	107,099
Genesis HealthCare Corp.*	1,150	72,577
Human Genome Sciences, Inc.*	5,747	61,033
Inverness Medical Innovations*	4,021	175,838
Keryx Biopharmaceuticals, Inc.	2,227	23,428
Kyphon, Inc.*	1,525	68,839
Myriad Genetics Inc.*	1,100	37,906
PSS World Medical Inc.*	3,196	67,563
Psychiatric Solutions*	2,839	114,440
Rigel Pharmaceuticals, Inc.*	2,017	21,905
Sciele Pharma, Inc.*	1,225	29,008
Seattle Genetics, Inc.*	3,150	25,799
Theravance, Inc.*	2,007	59,207
Valeant Pharmaceuticals	3,672	63,489
Viasys Healthcare, Inc.*	2,639	89,700
		1,408,121
INDUSTRIAL (19.8%)
Actuant Corp. Cl A	1,221	62,039
Affymetrix, Inc.*	2,856	85,880
Agnico-Eagle Mines, Ltd.	5,574	197,431
Alaska Air Group, Inc.*	4,352	165,811
Allis-Chalmers Corp*	14,589	229,777
Apogee Enterprises, Inc.	3,828	76,713
Aspect Medical Systems, Inc.*	2,820	43,964
Baldor Electric Company	4,955	187,002
Benchmark Electronics*	3,438	71,029
Bronco Drilling Co., Inc.*	3,037	50,323
Bucyrus International , Inc.	956	49,234
Chaparral Steel Co.	2,578	149,962

4

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Curtis Wright Corp. Cl B	1,629	62,782
DIODES, Inc.*	1,749	60,953
Eclipsys Corp.*	2,633	50,738
FLIR Systems Inc.*	4,099	146,211
FLOTEK Industries, Inc.*	720	20,520
Felcor Lodging Trust, Inc.	2,056	53,394
Frozen Foods Express Ind.	4,060	33,779
General Cable Corp.*	5,949	317,855
Genesee & Wyoming, Inc. Cl A*	4,077	108,489
Genlyte Group, Inc.*	600	42,330
Granite Construction	3,397	187,718
HUB Group, Inc. Cl A*	2,715	78,708
Harmonic, Inc.*	8,102	79,562
Healthcare Services Group	2,285	65,465
Heelys, Inc.*	1,675	49,145
Heidrick & Struggles Intl Inc*	1,812	87,791
ICO, Inc.*	7,400	45,436
Integra Lifesciences Corp.*	575	26,209
Interline Brands, Inc.*	2,044	44,804
JetBlue Airways Corp*	6,775	77,980
Komag, Inc.*	1,304	42,680
Ladish Co Inc*	1,965	73,963
Landauer, Inc.	725	36,598
Levitt Corporation	4,720	43,943
Littelfuse, Inc.*	4,365	177,219
Live Nation Inc*	6,267	138,250
Miller (Herman), Inc.	2,035	68,152
RTI International Metals Inc*	1,469	133,694
Semitool, Inc.*	3,197	41,561
Shuffle Master Inc.*	2,725	49,731
Siligan Holdings, Inc.	3,371	172,292
Texas Industries, Inc.	1,659	125,304
Trico Marine Services, Inc.*	2,202	82,047
Waste Connections Inc.*	2,361	70,688
Wright Express Corp*	2,298	69,698
ZUMIEZ, Inc.*	1,475	59,177
		4,394,031
TECHNOLOGY (15.4%)
Activision, Inc.*	6,477	122,674
Altiris, Inc.*	1,955	64,339
Anixter International, Inc.*	1,617	106,625

5

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Ansys, Inc.*	1,086	55,136
Arris Group, Inc.*	5,335	75,117
Aspen Technology, Inc.*	4,968	64,584
Cirrus Logic, Inc.*	5,406	41,410
CommScope, Inc.*	7,292	312,827
Dot Hill Systems*	8,210	29,967
EFJ, Inc.*	8,045	42,960
Electronics For Imaging, Inc.*	3,173	74,407
Equinix Inc*	550	47,097
Exelixis, Inc*	2,470	24,552
Fairchild Semiconductor Intl.*	949	15,867
FormFactor, Inc.*	1,784	79,834
Global Imaging Systems., Inc.*	4,822	94,029
Hyperion Solutions, Corp.*	1,850	95,885
Imation Corp.	1,628	65,739
Informatica Corp.*	11,346	152,376
Kronos, Inc.*	950	50,825
Lecroy Corp.*	1,740	14,529
Marlin Business Services*	2,743	60,017
Medics Pharmaceutical Corp.	6,565	202,332
Micrel, Inc.*	5,696	62,770
Microsemi Corp.*	3,796	78,995
Netlogic Microsystems, Inc.*	3,203	85,264
Neustar, Inc. Cl A*	1,520	43,229
Parametric Technology Corp.*	3,390	64,715
Perot Systems Corp. Cl A*	3,287	58,739
RightNow Technologies*	1,825	29,894
Rogers Corp.*	2,690	119,302
SPSS, Inc.*	2,070	74,727
Semtech Corp.*	1,899	25,599
Syniverse Holdings, Inc.*	5,630	59,340
Tech Data Corp.*	3,120	111,727
Technitrol, Inc.	4,780	125,188
Tibco Software, Inc.*	5,802	49,433
Varian Semiconductor Equip.*	2,824	150,745
Viasat, Inc.*	4,402	145,134
Wabtech	3,187	109,920
Website Pros, Inc.*	2,734	24,633
aQuantive, Inc.*	4,162	116,161
		3,428,643

6

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (0.9%)
CT Communications, Inc.	2,463	59,358
Cincinnati Bell, Inc.*	9,978	46,897
Iowa Telecomunications Service	4,968	99,360
		205,615
UTILITIES (2.7%)
Avista Corp.	3,162	76,615
Black Hills Corp.	1,450	53,317
Northwestern Corp.	1,367	48,433
PNM Resources, Inc.	5,656	182,689
Sierra Pacific Resources*	6,607	114,830
Westar Energy, Inc.	4,143	114,015
		589,899

TOTAL COMMON STOCKS (Cost: $17,380,626) 92.8%		20,648,050

* Non-income producing security.

7

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.2%)
Quanta Capital Holdings	2,690	51,783

TOTAL PREFERRED STOCK (Cost: $67,250) 0.2%		51,783

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.4%)
GSC Capital Corp.	7.25	07/15/10	90,000	90,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 0.4%				90,000

8

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.5%)
Federal Farm Credit Corp.	5.00	04/02/07	1,220,000	1,219,661

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,219,661) 5.5%				1,219,661

TEMPORARY CASH INVESTMENTS**(Cost: $13,000) 0.1%				13,000

TOTAL INVESTMENTS (Cost: $18,770,537) 99.0%				22,022,494

OTHER NET ASSETS 1.0%				216,140

NET ASSETS 100.0%				$22,238,634

**

The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2007 was 4.97%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Aggressive Equity Fund were as follows:

Unrealized Appreciation	$3,792,064
Unrealized Depreciation	(554,599)
Net	$3,237,465
Cost of Investments	$18,785,029

9

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.7%)
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,572,980
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,469,274
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	891,945
					3,934,199
U.S. GOVERNMENT AGENCIES (57.9%)
MORTGAGE-BACKED OBLIGATIONS (34.4%)
FHLMC	AAA	5.00	06/15/17	500,000	497,490
FHLMC	AAA	4.00	10/15/26	650,000	634,642
FHLMC	AAA	6.00	07/15/29	321,366	327,227
FHLMC	AAA	5.79	03/01/37	350,000	350,615
FNMA	AAA	8.00	03/01/31	10,555	11,148
FNMA	AAA	7.50	06/01/31	9,353	9,789
FNMA	AAA	7.00	09/01/31	16,398	17,089
FNMA	AAA	7.00	11/01/31	16,401	17,092
FNMA	AAA	7.50	02/01/32	30,269	31,660
FNMA	AAA	6.00	03/01/32	42,659	43,237
FNMA	AAA	7.00	04/01/32	48,576	50,620
FNMA	AAA	6.00	04/01/32	48,325	48,932
FNMA	AAA	6.00	04/01/32	41,988	42,516
FNMA	AAA	6.50	04/01/32	38,356	39,435
FNMA	AAA	7.50	04/01/32	16,936	17,679
FNMA	AAA	8.00	04/01/32	11,817	12,484
FNMA	AAA	8.00	04/01/32	3,478	3,676
FNMA	AAA	6.00	05/01/32	58,000	58,729
FNMA	AAA	6.50	05/01/32	56,912	58,512
FNMA	AAA	6.50	05/01/32	55,880	57,451
FNMA	AAA	7.50	06/01/32	13,488	14,080
FNMA	AAA	7.00	06/01/32	3,523	3,671
FNMA	AAA	6.50	07/01/32	73,793	75,868
FNMA	AAA	6.00	05/01/33	318,758	322,565
FNMA	AAA	5.00	06/01/33	810,745	785,370
FNMA	AAA	5.50	07/01/33	307,672	305,151
FNMA	AAA	5.50	09/01/33	187,756	186,218
FNMA	AAA	5.50	10/01/33	422,550	419,088
FNMA	AAA	5.00	11/01/33	593,679	575,098
FNMA	AAA	5.50	03/01/34	173,341	171,920
FNMA	AAA	5.00	03/01/34	173,200	167,779
FNMA	AAA	5.50	03/01/34	98,404	97,597

1

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.00	04/01/34	202,815	196,302
FNMA	AAA	5.00	04/01/34	128,568	124,440
FNMA	AAA	4.50	05/01/34	154,789	145,659
FNMA	AAA	4.50	06/01/34	294,111	276,764
FNMA	AAA	5.50	07/01/34	310,583	307,858
FNMA	AAA	6.50	07/01/34	221,092	226,633
FNMA	AAA	5.50	09/01/34	1,096,064	1,086,447
FNMA	AAA	5.50	09/01/34	921,647	913,560
FNMA	AAA	6.00	09/01/34	384,230	388,103
FNMA	AAA	5.50	09/01/34	232,965	230,921
FNMA	AAA	6.50	09/01/34	148,998	152,732
FNMA	AAA	6.00	10/01/34	476,078	480,877
FNMA	AAA	5.50	10/01/34	165,989	164,532
FNMA	AAA	6.00	11/01/34	368,509	372,223
FNMA	AAA	5.50	02/01/35	236,058	233,987
FNMA	AAA	5.50	02/01/35	209,011	207,038
FNMA	AAA	5.00	04/01/35	373,443	361,167
FNMA	AAA	5.50	04/01/35	333,311	330,165
FNMA	AAA	5.00	06/01/35	249,203	241,011
FNMA	AAA	5.50	08/01/35	396,623	392,879
FNMA	AAA	5.00	09/01/35	450,621	435,808
FNMA	AAA	5.50	11/01/35	367,239	363,773
FNMA	AAA	6.50	09/01/36	373,749	383,020
FNMA	AAA	6.00	12/01/36	391,315	394,224
FNMA	AAA	6.00	01/01/37	330,299	332,755
FNMA	AAA	6.00	02/25/47	203,998	206,682
FNMA	AAA	6.50	09/01/16	11,831	12,127
FNMA	AAA	6.50	03/01/17	26,698	27,351
FNMA	AAA	5.50	04/01/17	19,510	19,606
FNMA	AAA	5.50	05/01/17	21,952	22,060
FNMA	AAA	5.50	05/01/17	18,242	18,332
FNMA	AAA	6.50	05/01/17	11,612	11,895
FNMA	AAA	6.50	06/01/17	78,422	80,339
FNMA	AAA	5.50	06/01/17	45,997	46,223
FNMA	AAA	5.00	04/01/18	360,842	356,808
FNMA	AAA	4.50	05/01/18	224,380	217,821
FNMA	AAA	5.00	09/01/18	166,199	164,341

2

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	4.50	12/01/18	187,209	181,737
FNMA	AAA	4.50	02/01/19	100,343	97,275
FNMA	AAA	4.00	05/01/19	338,599	320,058
FNMA	AAA	4.50	05/01/19	277,653	269,165
FNMA	AAA	4.50	06/01/19	558,470	541,397
FNMA	AAA	4.50	06/01/19	304,436	295,129
FNMA	AAA	5.50	09/01/19	134,606	135,117
FNMA	AAA	5.00	09/01/20	214,049	211,166
FNMA	AAA	5.00	10/01/20	434,583	428,730
FNMA	AAA	5.00	12/01/20	333,323	328,834
FNMA	AAA	6.00	04/01/23	283,997	288,600
FNMA	AAA	6.00	05/01/23	244,931	248,900
FNMA	AAA	5.50	03/01/24	304,757	303,724
FNMA	AAA	5.00	03/01/24	237,035	231,331
FNMA	AAA	6.00	01/01/25	445,101	451,482
FNMA	AAA	5.50	08/01/25	357,306	355,835
FNMA	AAA	5.50	09/01/25	243,118	242,117
FNMA	AAA	5.00	10/01/25	327,763	319,534
FNMA	AAA	5.00	12/01/25	405,316	395,140
FNMA	AAA	5.50	11/01/26	387,959	385,975
GNMA (1)	AAA	6.50	04/15/31	6,087	6,263
GNMA (1)	AAA	7.00	05/15/31	18,176	19,006
GNMA (1)	AAA	7.00	09/15/31	7,213	7,542
GNMA (1)	AAA	7.00	09/15/31	753	788
GNMA (1)	AAA	6.50	10/15/31	27,347	28,137
GNMA (1)	AAA	6.50	12/15/31	9,389	9,660
GNMA (1)	AAA	6.50	05/15/32	8,690	8,933
GNMA (1)	AAA	7.00	05/15/32	4,961	5,189
GNMA (1)	AAA	6.27	10/16/27	2,000,000	2,074,543
					23,572,198
NON-MORTGAGE-BACKED OBLIGATION (23.5%)
FHLB	AAA	4.88	08/16/10	1,000,000	1,001,783
FHLMC	AAA	4.38	07/17/15	1,250,000	1,199,962
FHLMC	AAA	5.20	03/05/19	3,000,000	2,941,448
FNMA	AAA	4.25	07/15/07	1,000,000	997,074
FNMA	AAA	3.25	01/15/08	3,000,000	2,956,859
FNMA	AAA	3.25	02/15/09	1,000,000	970,918

3

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
NON-MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	4.63	10/15/13	5,000,000	4,920,544
FNMA	AAA	4.13	04/15/14	1,150,000	1,095,412
					16,084,000
BASIC MATERIALS (1.8%)
International Paper Co.	BBB	4.25	01/15/09	250,000	245,353
Lubrizol Corp.	BBB-	5.50	10/01/14	250,000	244,673
Monsanto Co.	A-	4.00	05/15/08	250,000	246,498
PolyOne Corp.	B+	7.50	12/15/15	250,000	220,000
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	257,146
					1,213,670
CONSUMER, CYCLICAL (8.1%)
Belo Corporation	BBB-	8.00	11/01/08	250,000	259,213
Black & Decker Corp.	BBB	4.75	11/01/14	250,000	232,490
Comcast Cable Comm	BBB+	6.20	11/15/08	250,000	253,774
Coors Brewing Co	BBB	6.38	05/15/12	250,000	260,295
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	250,000	245,173
Daimlerchrysler	BBB	4.05	06/04/08	100,000	98,499
Dow Jones & Co.	BBB	3.88	02/15/08	100,000	98,495
Ethan Allen Interiors	A-	5.38	10/01/15	250,000	239,080
Fortune Brands, Inc.	BBB	4.88	12/01/13	200,000	191,477
Fruit of the Loom (2)	NR	7.38	11/15/23	69,034	7
Home Depot, Inc.	A+	5.40	03/01/16	250,000	244,122
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	242,030
Kellwood, Co.	BB	7.88	07/15/09	250,000	254,617
Leggett & Platt	A+	4.70	04/01/13	250,000	239,401
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	247,506
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	494,014
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	246,347
Quebecor World, Inc.	B+	4.88	11/15/08	250,000	244,063
RadioShack Corp.	BB	7.38	05/15/11	250,000	261,328
Scholastic Corp.	BB	5.00	04/15/13	250,000	220,669
Stanley Works	A	3.50	11/01/07	250,000	247,217
Target Corp.	A+	5.38	06/15/09	250,000	252,100
Wendy’s International, Inc.	BB+	6.25	11/15/11	200,000	200,864
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	255,168
					5,527,949

4

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, NON-CYCLICAL (2.6%)
CVS Corp.	BBB+	6.13	08/15/16	250,000	258,523
Hershey Food Corp.	A+	4.85	08/15/15	250,000	241,154
Kellogg Co.	BBB+	2.88	06/01/08	250,000	243,003
Kroger Co.	BBB-	4.95	01/15/15	250,000	235,778
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	255,665
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	258,016
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	260,220
					1,752,359
ENERGY (2.5%)
Anadarko Petroleum	BBB-	3.25	05/01/08	250,000	244,406
Diamond Offshore Drilling	A-	4.88	07/01/15	250,000	236,879
Ocean Energy, Inc.	BBB	4.38	10/01/07	250,000	248,653
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	245,860
Premco Refining Group	BBB	7.50	06/15/15	250,000	258,126
Sunoco, Inc.	BBB	4.88	10/15/14	250,000	238,284
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	250,000	245,178
					1,717,386
FINANCIAL (10.3%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	244,121
American Honda Fin.	A+	3.85	11/06/08	250,000	245,083
Berkshire Hathaway Fin	AAA	4.20	12/15/10	250,000	243,003
Brandywine Realty Tr.	BBB-	4.50	11/01/09	250,000	245,133
Capital One Bank	A-	5.75	09/15/10	250,000	253,442
Colonial Properties Tr.	BBB-	4.80	04/01/11	200,000	195,178
Deere Capital Corp.	A	3.90	01/15/08	500,000	494,835
Developers Divers Rlty.	BBB	5.00	05/03/10	200,000	198,586
First Horizon Mtge.Tr.	AAA	5.00	06/25/33	474,830	469,578
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	500,000	471,607
FleetBoston Financial Group	AA	3.85	02/15/08	250,000	246,916
Ford Motor Credit Co.	B	7.38	10/28/09	250,000	249,541
GATX Financial Corp.	BBB+	5.13	04/15/10	150,000	149,377
GE Capital Corp.	AAA	5.45	01/15/13	500,000	506,430
GMAC	BB+	0.00	12/01/12	500,000	338,688
Goldman Sachs Group, Inc.	AA-	3.88	01/15/09	250,000	245,033
Lehman Brothers Hlds.	A+	4.00	01/22/08	250,000	247,179
Markel Corp.	BBB-	6.80	02/15/13	150,000	155,994
Markel Corp.	BBB-	7.00	05/15/08	100,000	101,500
National City Bank	A+	3.38	10/15/07	250,000	247,308

5

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
Natl Rural Utls. Coop. Fin.	A+	3.88	02/15/08	250,000	247,084
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	257,476
SLM Corp.	A	4.00	01/15/09	250,000	245,433
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	268,991
Union Planters Bank	A+	5.13	06/15/07	250,000	249,867
Wells Fargo & Company	AA+	3.50	04/04/08	250,000	245,752
					7,063,135
HEALTHCARE (1.5%)
Allergan, Inc.	NR	5.75	04/01/16	250,000	255,274
UnitedHealth Group	A	3.38	08/15/07	250,000	248,136
WellPoint, Inc.	BBB+	4.25	12/15/09	250,000	244,893
Wyeth	A	5.50	03/15/13	250,000	252,134
					1,000,437
INDUSTRIAL (4.3%)
Bunge, Ltd.	BBB-	5.35	04/15/14	250,000	241,024
Deluxe Corp.	BB-	3.50	10/01/07	250,000	245,938
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	250,000	234,911
Fisher Scientific Intl.	BBB	6.13	07/01/15	250,000	250,607
Lafarge Corp.	BBB	6.50	07/15/08	200,000	202,375
Masco Corp.	BBB+	5.88	07/15/12	200,000	202,608
Nissan Mtr. Accep. Corp.	BBB+	5.63	03/14/11	250,000	251,548
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	766,047
Southwest Airlines Co.	A	5.25	10/01/14	250,000	241,869
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	308,822
					2,945,749
TECHNOLOGY (0.7%)
Arrow Electronics	BBB-	6.88	06/01/18	250,000	261,368
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	251,221
					512,589
TELECOMMUNICATIONS (1.1%)
Alltel Corp.	A-	7.00	03/15/16	250,000	263,565
Nextel Communications, Inc.	BBB	5.25	01/15/10	250,000	248,125
Verizon Global	A	4.00	01/15/08	250,000	247,441
					759,131
UTILITIES (2.1%)
Duke Energy Corp.	BBB+	4.50	04/01/10	250,000	246,334
Kinder Morgan	BB-	5.15	03/01/15	250,000	229,283
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	200,000	192,983

6

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
UTILITIES (Cont’d.)
Progress Energy, Inc.	BBB+	5.25	12/15/15	250,000	246,552
Telecom de Puerto Rico	BBB+	6.80	05/15/09	250,000	256,043
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	250,000	244,460
					1,415,655

TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,475,310) 98.6%					67,498,457

*Ratings as per Standard & Poor’s Corporation.

7

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.0%)
Caterpillar, Inc.	5.33	04/02/07	700,000	699,793

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $699,793) 1.0%				699,793

TOTAL INVESTMENTS (Cost: $69,175,103) 99.6%				68,198,250

OTHER NET ASSETS 0.4%				289,543

NET ASSETS 100.0%				$68,487,793

Abbreviations:  FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association
NR = Not Rated

(1) U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The total value of investments not rated or below-investment grade was $2,720,272, or 4.0% of the Fund's total investments as of March 31, 2007.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Bond Fund were as follows:

8

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Unrealized Appreciation	$215,901
Unrealized Depreciation	(1,192,754)
Net	$(976,853)
Cost of Investments	$69,175,103

9

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT AGENCIES (0.9%)
Federal Home Loan Mortgage Corp.	AAA	5.21	04/20/07	855,000	852,516

COMMERCIAL PAPER (98.5%)
7 Eleven, Inc.	A1+/P1	5.23	05/18/07	2,600,000	2,581,840
7 Eleven, Inc.	A1+/P1	5.42	04/02/07	400,000	399,880
Abbott Laboratories	A1+/P1	5.28	04/16/07	400,000	399,061
Abbott Labs	A1+/P1	5.21	04/03/07	2,600,000	2,598,865
Alabama Power Co.	A1/P1	5.25	04/10/07	2,600,000	2,596,203
Alabama Power Co.	A1/P1	5.28	04/18/07	400,000	398,944
American Express Credit Corp.	A1/P1	5.24	04/09/07	1,283,000	1,281,314
American Express Credit Corp.	A1/P1	5.24	04/06/07	700,000	699,387
American Express Credit Corp.	A1/P1	5.22	05/01/07	500,000	497,742
American Express Credit Corp.	A1/P1	5.28	04/02/07	300,000	299,912
Anheuser Busch Companies	A1/P1	5.26	04/02/07	275,000	274,920
Anheuser-Busch Co.	A1/P1	5.25	04/27/07	2,500,000	2,490,145
Archer Daniels	A1/P1	5.24	04/03/07	2,000,000	1,999,119
Archer Daniels Midland	A1/P1	5.23	05/08/07	800,000	795,550
Caterpillar, Inc.	A1/P1	5.33	04/02/07	3,000,000	2,999,112
Coca-Cola Company	A1/P1	5.21	06/14/07	2,600,000	2,571,354
Coca-Cola Company	A1/P1	5.25	04/26/07	400,000	398,482
Coca-Cola Enterprises	A1/P1	5.26	05/04/07	2,700,000	2,686,573
Coca-Cola Enterprises	A1/P1	5.29	04/12/07	300,000	299,471
Colgate-Palmolive Corp	A1+/P1	5.23	04/20/07	2,700,000	2,692,153
Colgate-Palmolive Corp	A1+/P1	5.23	05/03/07	300,000	298,562
Dover Corp	A1/P1	5.30	04/13/07	322,000	321,384
DuPont EI Nemour (Res)	A1/P1	5.38	04/02/07	3,000,000	2,999,103
Emerson Electric	A1/P1	5.24	04/05/07	1,500,000	1,498,907
Emerson Electric	A1/P1	5.24	04/09/07	1,100,000	1,098,556
Executive Jets Inc.	A1+/P1	5.20	04/27/07	2,609,000	2,598,756
General Electric Capital Corp.	A1+/P1	5.23	04/20/07	1,056,000	1,052,921
General Electric Capital Corp.	A1+/P1	5.21	06/08/07	1,000,000	989,842
General Electric Capital Corp.	A1+/P1	5.24	06/08/07	300,000	296,943
General Electric Capital Corp.	A1+/P1	5.28	04/17/07	100,000	99,750
General Electric Capital Corp.	A1+/P1	5.23	06/06/07	100,000	99,013
General Electric Co.	A1+/P2	5.23	05/17/07	500,000	496,564
IBM Capital, Inc.	A1/P1	5.23	04/24/07	1,700,000	1,694,068
IBM Corp.	A1/P1	5.21	05/25/07	1,000,000	992,035
Johnson & Johnson	A1+/P1	5.20	04/12/07	1,200,000	1,197,909

1

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
Kimberly Clark WW	A1+/P1	5.34	04/02/07	2,750,000	2,749,184
Lowe’s Companies, Inc.	A1/P1	5.32	04/02/07	2,989,000	2,988,116
McCormick & Company, Inc.	A1/P1	5.22	04/13/07	2,700,000	2,694,905
Merck & Co, Inc.	A1+/P1	5.21	04/25/07	500,000	498,183
Minnesota Mining & Mfg. Co.	A1+/P1	5.20	06/20/07	2,600,000	2,569,151
NStar Electric Company	A1/P1	5.27	04/04/07	2,750,000	2,748,389
NStar Electric Company	A1/P1	5.28	04/05/07	300,000	299,780
National Rural Utilities	A1/P1	5.25	04/27/07	1,451,000	1,445,283
National Rural Utilities	A1/P1	5.24	04/11/07	1,000,000	998,393
National Rural Utilities	A1/P1	5.25	05/02/07	250,000	248,833
Nestle Capital Corp	A1+/P1	5.35	04/02/07	600,000	599,822
Nestle Capital Corp.	A1+/P1	5.24	04/04/07	2,100,000	2,098,777
Nestle Capital Corp.	A1+/P1	5.22	04/09/07	579,000	578,237
New Jersey Natural Gas	A1/P1	5.23	04/02/07	1,000,000	999,709
New Jersey Natural Gas	A1/P1	5.25	04/05/07	1,000,000	999,270
New Jersey Natural Gas	A1/P1	5.24	04/02/07	462,000	461,865
Novartis Finance	A1+/P1	5.35	04/02/07	2,800,000	2,799,168
PepsiCo Inc.	A1/P1	5.35	04/02/07	2,800,000	2,799,168
Pitney Bowes	A1/P1	5.23	04/18/07	1,404,000	1,400,327
Pitney Bowes	A1/P1	5.24	04/17/07	1,300,000	1,296,783
Siemens Capital	A1+/P1	5.27	04/13/07	1,600,000	1,596,953
Siemens Capital	A1+/P1	5.24	04/12/07	1,100,000	1,098,076
Siemens Capital	A1+/P1	5.28	04/10/07	300,000	299,560
Target Corporation	A1/P1	5.24	04/09/07	2,700,000	2,696,459
UPS	A1+/P1	5.22	04/13/07	2,238,000	2,233,776
UPS	A1+/P1	5.25	04/05/07	500,000	499,635
UPS	A1+/P1	5.20	04/27/07	300,000	298,820
Unilever Capital	A1/P1	5.24	04/18/07	2,750,000	2,742,794
Wal-Mart Stores	A1+/P1	5.20	05/08/07	2,000,000	1,989,008
Wal-Mart Stores	A1+/P1	5.22	04/17/07	600,000	598,520
Wal-Mart Stores	A1+/P1	5.23	04/24/07	400,000	398,604
XTRA, Inc.	A1+/P1	5.25	04/03/07	1,568,000	1,567,311
XTRA, Inc.	A1+/P1	5.25	04/10/07	1,000,000	998,537
XTRA, Inc.	A1+/P1	5.34	04/18/07	400,000	398,931
					93,384,667

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $94,238,138) 99.1%					94,237,183

TEMPORARY CASH INVESTMENTS**(Cost: $540,300) 0.6%					540,300

TOTAL INVESTMENTS (Cost: $94,778,438) 100.6%					94,777,483

OTHER NET ASSETS -0.6%					(536,851)

NET ASSETS 100.0%					$94,240,632

2

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

*	Ratings as per Standard & Poor’s Corporation.

**

The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2007 was 4.97%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Money Market Fund were as follows:

Unrealized Appreciation	$0
Unrealized Depreciation	(955)
Net	$(955)
Cost of Investments	$94,778,438

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 29, 2007

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 29, 2007